Wilshire Income Opportunities Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 32.0%		Par	Value
Asset Backed Securities - 0.1%
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026) (a)		$100,000	$97,952

Basic Materials - 1.8%
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034)		42,000	44,561
Avient Corp., 6.25%, 11/01/2031 (Callable 09/15/2027) (a)		5,000	5,119
Braskem Netherlands Finance BV
5.88%, 01/31/2050 (a)		200,000	155,750
8.50% to 01/23/2026 then 5 yr. CMT Rate + 8.22%, 01/23/2081 (Callable 10/24/2025)		200,000	199,750
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)		200,000	163,000
CF Industries, Inc., 5.38%, 03/15/2044		41,000	40,231
Cia de Minas Buenaventura SAA, 5.50%, 07/23/2026 (Callable 10/31/2024)		200,000	196,250
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (Callable 11/01/2024)		85,000	84,894
6.75%, 04/15/2030 (Callable 04/15/2026) (a)		324,000	328,455
4.88%, 03/01/2031 (Callable 03/01/2026) (a)		117,000	108,518
Coeur Mining, Inc., 5.13%, 02/15/2029 (Callable 11/01/2024) (a)(b)		25,000	24,250
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/2036 (Callable 10/26/2035) (a)		200,000	217,470
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)		200,000	169,500
Freeport-McMoRan, Inc.
4.13%, 03/01/2028 (Callable 11/01/2024)		25,000	24,622
4.63%, 08/01/2030 (Callable 08/01/2025)		105,000	104,946
5.40%, 11/14/2034 (Callable 05/14/2034)		95,000	98,135
5.45%, 03/15/2043 (Callable 09/15/2042)		400,000	400,567
Glencore Funding LLC
1.63%, 04/27/2026 (Callable 03/27/2026) (a)		50,000	48,004
5.37%, 04/04/2029 (Callable 03/04/2029) (a)		81,000	83,734
Hudbay Minerals, Inc., 4.50%, 04/01/2026 (Callable 11/01/2024) (a)		110,000	108,762
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (Callable 11/01/2024) (a)		55,000	55,481
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025 (Callable 04/15/2025) (a)		225,000	224,438
Iris Holdings, Inc., 8.75% (includes 9.50% PIK), 02/15/2026 (Callable 11/01/2024) (a)		25,000	23,394
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029 (Callable 11/01/2024) (a)		25,000	24,250
Mativ Holdings, Inc., 6.88%, 10/01/2026 (Callable 10/07/2024) (a)		25,000	24,969
MEGlobal BV, 4.25%, 11/03/2026		200,000	197,250
NOVA Chemicals Corp., 8.50%, 11/15/2028 (Callable 11/15/2025) (a)		25,000	26,656
Novelis Corp.
3.25%, 11/15/2026 (Callable 11/01/2024) (a)		85,000	81,812
3.88%, 08/15/2031 (Callable 08/15/2026) (a)		25,000	22,875
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/2030 (Callable 01/27/2025) (a)		25,000	23,125
Southern Copper Corp., 3.88%, 04/23/2025		50,000	49,500
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.13%, 04/01/2029 (Callable 11/01/2024) (a)		20,000	9,500
UPL CORP Ltd., 4.63%, 06/16/2030		200,000	169,500
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)		31,000	32,124
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 11/01/2024) (a)		20,000	18,775
			3,590,167

Communications - 2.4%
AT&T, Inc., 3.50%, 09/15/2053 (Callable 03/15/2053)		110,000	80,575
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026 (Callable 11/01/2024) (a)		20,000	11,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (Callable 11/01/2024) (a)		85,000	84,681
5.13%, 05/01/2027 (Callable 11/01/2024) (a)		15,000	14,737
4.75%, 03/01/2030 (Callable 11/01/2024) (a)		40,000	36,700
4.75%, 02/01/2032 (Callable 02/01/2027) (a)		25,000	21,938
4.25%, 01/15/2034 (Callable 01/15/2028) (a)		25,000	20,469
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031 (Callable 01/01/2031)		70,000	59,701
5.75%, 04/01/2048 (Callable 10/01/2047)		90,000	78,117
5.13%, 07/01/2049 (Callable 01/01/2049)		305,000	244,339
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029 (Callable 11/01/2024) (a)		15,000	12,956
Consolidated Communications, Inc., 5.00%, 10/01/2028 (Callable 10/15/2024) (a)		20,000	18,300
Digicel Group Holdings Ltd.
0.00%, 12/31/2030 (a)(c)(d)		36,968	4,735
0.00%, 12/31/2030 (a)(c)(d)		97,752	1,357
0.00%, 12/31/2030 (a)(c)(d)		802	793
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 11/01/2024) (a)		65,000	63,862
DISH DBS Corp., 5.75%, 12/01/2028 (Callable 12/01/2027) (a)		20,000	17,400
Expedia Group, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)		82,000	80,379
3.25%, 02/15/2030 (Callable 11/15/2029)		86,000	80,946
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (Callable 11/01/2024) (a)		10,000	10,037
5.00%, 05/01/2028 (Callable 11/01/2024) (a)		20,000	19,775
6.75%, 05/01/2029 (Callable 11/01/2024) (a)		15,000	15,112
GCI LLC, 4.75%, 10/15/2028 (Callable 10/17/2024) (a)		25,000	24,000
Gray Television, Inc.
10.50%, 07/15/2029 (Callable 07/15/2026) (a)		15,000	15,638
5.38%, 11/15/2031 (Callable 11/15/2026) (a)		25,000	15,500
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029 (Callable 11/01/2024) (a)(b)		200,000	162,000
Level 3 Financing, Inc., 10.50%, 04/15/2029 (Callable 03/22/2027) (a)		25,000	27,250
Match Group Holdings II LLC
4.63%, 06/01/2028 (Callable 11/01/2024) (a)		25,000	24,312
4.13%, 08/01/2030 (Callable 05/01/2025) (a)		60,000	55,950
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 11/01/2024) (a)		20,000	19,725
8.00%, 08/01/2029 (Callable 11/01/2024) (a)		25,000	25,062
7.38%, 09/01/2031 (Callable 09/01/2027) (a)		5,000	5,188
Meta Platforms, Inc.
4.75%, 08/15/2034 (Callable 05/15/2034)		85,000	86,603
5.40%, 08/15/2054 (Callable 02/15/2054)		182,000	190,133
5.55%, 08/15/2064 (Callable 02/15/2064)		100,000	105,568
Millicom International Cellular SA, 6.25%, 03/25/2029 (Callable 10/11/2024)		180,000	178,650
Netflix, Inc.
5.88%, 11/15/2028		15,000	15,976
5.40%, 08/15/2054 (Callable 02/15/2054)		59,000	62,291
Network i2i Ltd., 5.65% to 04/15/2025 then 5 yr. CMT Rate + 4.27%, Perpetual (Callable 01/15/2025)		200,000	199,500
Newfold Digital Holdings Group, Inc., 6.00%, 02/15/2029 (Callable 11/01/2024) (a)		25,000	16,937
News Corp.
3.88%, 05/15/2029 (Callable 10/15/2024) (a)		305,000	287,081
5.13%, 02/15/2032 (Callable 02/15/2027) (a)		20,000	19,575
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (Callable 03/15/2025) (a)		25,000	23,688
Paramount Global, 6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (Callable 03/30/2027)		76,000	69,226
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (Callable 11/01/2024) (a)		25,000	18,625
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (Callable 11/01/2024) (a)		85,000	82,025
5.00%, 08/01/2027 (Callable 11/01/2024) (a)		25,000	24,594
4.13%, 07/01/2030 (Callable 07/01/2025) (a)		235,000	213,263
Stagwell Global LLC, 5.63%, 08/15/2029 (Callable 11/01/2024) (a)		25,000	24,187
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 10/15/2024)		60,000	57,535
2.88%, 02/15/2031 (Callable 02/15/2026)		85,000	77,112
3.50%, 04/15/2031 (Callable 04/15/2026)		190,000	178,444
2.70%, 03/15/2032 (Callable 12/15/2031)		90,000	79,522
5.15%, 04/15/2034 (Callable 01/15/2034)		33,000	34,091
5.50%, 01/15/2055 (Callable 07/15/2054)		40,000	41,404
Townsquare Media, Inc., 6.88%, 02/01/2026 (Callable 11/01/2024) (a)		30,000	29,963
Uber Technologies, Inc.
8.00%, 11/01/2026 (Callable 11/01/2024) (a)		50,000	49,949
4.80%, 09/15/2034 (Callable 06/15/2034)		183,000	182,263
Univision Communications, Inc.
6.63%, 06/01/2027 (Callable 10/15/2024) (a)		110,000	110,000
7.38%, 06/30/2030 (Callable 06/30/2025) (a)		15,000	14,513
Viavi Solutions, Inc., 3.75%, 10/01/2029 (Callable 10/15/2024) (a)		25,000	22,594
Virgin Media Finance PLC, 5.00%, 07/15/2030 (Callable 07/15/2025) (a)		200,000	175,500
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (Callable 10/14/2024) (a)		276,000	263,580
4.50%, 08/15/2030 (Callable 08/15/2025) (a)		200,000	177,342
Vmed O2 UK Financing I PLC
3.25%, 01/31/2031 (Callable 01/31/2026) (a)	EUR	150,000	153,911
4.25%, 01/31/2031 (Callable 01/31/2026) (a)		215,000	189,738
Wayfair LLC, 7.25%, 10/31/2029 (Callable 10/31/2026) (a)		15,000	15,375
Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027) (a)		10,000	10,150
			4,833,942

Consumer, Cyclical - 3.4%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (Callable 11/01/2024) (a)		167,000	160,111
3.50%, 02/15/2029 (Callable 10/15/2024) (a)		336,000	314,160
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (Callable 04/15/2026) (a)		25,000	26,469
Allison Transmission, Inc., 5.88%, 06/01/2029 (Callable 11/01/2024) (a)		25,000	25,062
American Airlines, Inc., 8.50%, 05/15/2029 (Callable 11/15/2025) (a)		30,000	31,763
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)		14,583	14,547
5.75%, 04/20/2029 (a)		335,000	333,744
Asbury Automotive Group, Inc., 4.75%, 03/01/2030 (Callable 03/01/2025)		25,000	23,750
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (Callable 11/01/2024) (a)		35,000	35,131
Brinker International, Inc., 5.00%, 10/01/2024 (a)		15,000	14,981
Caesars Entertainment, Inc., 6.50%, 02/15/2032 (Callable 02/15/2027) (a)		55,000	56,650
Carnival Corp., 5.75%, 01/15/2030 (Callable 10/15/2029) (a)	EUR	100,000	118,912
Carvana Co., 12.00% (includes 12.00% PIK), 12/01/2028 (Callable 10/15/2024) (a)		15,000	15,675
CCM Merger, Inc., 6.38%, 05/01/2026 (Callable 11/01/2024) (a)		25,000	24,937
Cinemark USA, Inc., 7.00%, 08/01/2032 (Callable 08/01/2027) (a)		25,000	26,063
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027) (a)		15,000	15,825
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 11/01/2024) (a)		15,000	14,962
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028		63,856	59,947
Delta Air Lines, Inc., 7.38%, 01/15/2026 (Callable 12/15/2025)		35,000	35,875
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)		435,000	434,176
DR Horton, Inc., 5.00%, 10/15/2034 (Callable 07/15/2034)		87,000	88,100
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (Callable 08/15/2025) (a)		25,000	26,375
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 01/15/2025) (a)		20,000	18,600
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)		893,000	761,179
Ford Motor Credit Co. LLC, 5.63%, 10/09/2028	GBP	100,000	133,817
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (Callable 11/01/2024) (a)		25,000	21,969
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 10/17/2024) (a)(b)		15,000	14,925
Gap, Inc., 3.88%, 10/01/2031 (Callable 10/01/2026) (a)		25,000	21,813
Gates Corp./DE, 6.88%, 07/01/2029 (Callable 07/01/2026) (a)		25,000	25,813
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)		79,000	80,205
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (Callable 07/15/2026) (a)		25,000	25,375
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 01/15/2025)		160,000	157,400
3.63%, 02/15/2032 (Callable 08/15/2026) (a)		100,000	90,375
Hyatt Hotels Corp.
5.25%, 06/30/2029 (Callable 05/30/2029)		78,000	79,819
5.75%, 04/23/2030 (Callable 01/23/2030)		223,000	233,209
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028) (a)		80,000	81,982
Installed Building Products, Inc., 5.75%, 02/01/2028 (Callable 10/17/2024) (a)		25,000	24,812
Interface, Inc., 5.50%, 12/01/2028 (Callable 10/17/2024) (a)		25,000	24,406
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027) (a)		110,000	115,500
LBM Acquisition LLC, 6.25%, 01/15/2029 (Callable 11/01/2024) (a)		15,000	14,156
Light & Wonder International, Inc.
7.00%, 05/15/2028 (Callable 10/17/2024) (a)		25,000	25,187
7.25%, 11/15/2029 (Callable 11/15/2024) (a)		25,000	25,813
Lithia Motors, Inc., 4.38%, 01/15/2031 (Callable 10/15/2025) (a)		25,000	23,125
Lowe's Cos., Inc., 5.63%, 04/15/2053 (Callable 10/15/2052)		25,000	25,910
M/I Homes, Inc., 3.95%, 02/15/2030 (Callable 08/15/2029)		25,000	23,219
Macy's Retail Holdings LLC
5.88%, 04/01/2029 (Callable 11/01/2024) (a)		11,000	10,835
6.13%, 03/15/2032 (Callable 03/15/2027) (a)		25,000	24,188
Marriott International, Inc./MD, 5.30%, 05/15/2034 (Callable 02/15/2034)		73,000	75,051
Mattamy Group Corp., 4.63%, 03/01/2030 (Callable 03/01/2025) (a)		20,000	19,050
McDonald's Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)		40,000	41,594
MGM Resorts International
5.50%, 04/15/2027 (Callable 01/15/2027)		85,000	85,106
4.75%, 10/15/2028 (Callable 07/15/2028)		45,000	43,931
Michaels Cos., Inc.
5.25%, 05/01/2028 (Callable 10/15/2024) (a)		35,000	25,900
7.88%, 05/01/2029 (Callable 10/15/2024) (a)		10,000	5,850
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (Callable 11/01/2024) (a)		30,000	28,687
Murphy Oil USA, Inc., 5.63%, 05/01/2027 (Callable 11/01/2024)		25,000	24,875
NCL Corp. Ltd., 5.88%, 02/15/2027 (Callable 10/14/2024) (a)		115,000	115,144
O'Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)		40,000	40,311
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (Callable 11/01/2025) (a)		25,000	27,094
Ritchie Bros Holdings, Inc., 7.75%, 03/15/2031 (Callable 03/15/2026) (a)		25,000	26,625
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026) (a)		85,000	83,725
5.38%, 07/15/2027 (Callable 10/15/2026) (a)		104,000	104,780
5.63%, 09/30/2031 (Callable 09/30/2027) (a)		10,000	10,138
6.25%, 03/15/2032 (Callable 03/15/2027) (a)		15,000	15,563
6.00%, 02/01/2033 (Callable 08/01/2027) (a)		245,000	251,125
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032 (Callable 03/01/2027)		25,000	25,688
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (Callable 03/01/2025) (a)		55,000	54,519
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (Callable 05/01/2027) (a)		35,000	36,181
Sonic Automotive, Inc., 4.63%, 11/15/2029 (Callable 11/15/2024) (a)		30,000	28,013
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026) (a)		5,000	4,850
Station Casinos LLC, 4.50%, 02/15/2028 (Callable 11/01/2024) (a)		25,000	24,062
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (Callable 10/15/2026) (a)		25,000	22,250
Travel + Leisure Co., 4.50%, 12/01/2029 (Callable 09/01/2029) (a)		170,000	160,438
United Airlines Holdings, Inc., 4.88%, 01/15/2025		25,000	24,906
United Airlines, Inc.
4.38%, 04/15/2026 (Callable 10/15/2025) (a)		85,000	83,619
4.63%, 04/15/2029 (Callable 10/15/2028) (a)		85,000	82,025
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026) (a)		25,000	26,219
Viking Cruises Ltd.
5.88%, 09/15/2027 (Callable 11/01/2024) (a)		25,000	24,906
9.13%, 07/15/2031 (Callable 07/15/2026) (a)		25,000	27,375
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (Callable 02/01/2025) (a)		25,000	21,406
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029 (Callable 08/15/2026)		25,000	24,906
William Carter Co., 5.63%, 03/15/2027 (Callable 11/01/2024) (a)		110,000	109,587
WMG Acquisition Corp., 3.00%, 02/15/2031 (Callable 02/15/2026) (a)		305,000	271,450
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027 (Callable 02/15/2027) (a)		25,000	25,000
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029) (a)		307,000	302,011
3.63%, 03/15/2031 (Callable 12/15/2030)		395,000	363,400
4.63%, 01/31/2032 (Callable 10/01/2026)		175,000	167,125
			6,915,332

Consumer, Non-cyclical - 4.5%
1375209 BC Ltd., 9.00%, 01/30/2028 (Callable 10/15/2024) (a)		3,000	2,970
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)		80,000	76,644
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (Callable 11/01/2024) (a)		25,000	24,625
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)		166,000	145,665
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027 (Callable 02/04/2027)		300,000	288,750
AdaptHealth LLC
4.63%, 08/01/2029 (Callable 11/01/2024) (a)		25,000	23,062
5.13%, 03/01/2030 (Callable 03/01/2025) (a)		20,000	18,600
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028) (a)		25,000	23,875
AHP Health Partners, Inc., 5.75%, 07/15/2029 (Callable 11/01/2024) (a)		25,000	24,562
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027 (Callable 11/01/2024) (a)		85,000	82,769
3.50%, 03/15/2029 (Callable 11/01/2024) (a)		25,000	23,219
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)	EUR	100,000	106,245
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027) (a)		70,000	71,225
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (Callable 11/01/2024) (a)		20,000	20,000
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (Callable 06/01/2026) (a)		25,000	22,250
Amgen, Inc., 5.75%, 03/02/2063 (Callable 09/02/2062)		76,000	79,570
APi Group DE, Inc., 4.75%, 10/15/2029 (Callable 11/01/2024) (a)		25,000	23,906
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.00%, 02/15/2031 (Callable 11/15/2026) (a)		25,000	25,438
BAT Capital Corp., 4.54%, 08/15/2047 (Callable 02/15/2047)		37,000	31,316
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 10/01/2025) (a)		65,000	68,738
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (Callable 11/01/2024) (a)		15,000	13,537
14.00%, 10/15/2030 (Callable 10/15/2025) (a)		1,000	905
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031) (a)		205,000	169,615
BellRing Brands, Inc., 7.00%, 03/15/2030 (Callable 03/15/2027) (a)		25,000	26,094
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035) (a)		200,000	206,119
Brink's Co.
6.50%, 06/15/2029 (Callable 06/15/2026) (a)		20,000	20,650
6.75%, 06/15/2032 (Callable 06/15/2027) (a)		20,000	20,850
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)		49,000	48,867
Campbell Soup Co., 5.40%, 03/21/2034 (Callable 12/21/2033)		36,000	37,678
Centene Corp.
4.63%, 12/15/2029 (Callable 12/15/2024)		90,000	88,087
3.38%, 02/15/2030 (Callable 02/15/2025)		305,000	281,210
3.00%, 10/15/2030 (Callable 07/15/2030)		285,000	255,788
2.50%, 03/01/2031 (Callable 12/01/2030)		275,000	236,535
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029 (Callable 01/01/2026) (a)		25,000	26,250
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (Callable 10/17/2024) (a)		25,000	24,250
5.25%, 05/15/2030 (Callable 05/15/2025) (a)		25,000	23,063
Coca-Cola Co., 5.20%, 01/14/2055 (Callable 07/14/2054)		80,000	83,555
CPI CG, Inc., 10.00%, 07/15/2029 (Callable 07/15/2026) (a)		25,000	26,313
CVS Health Corp.
5.30%, 06/01/2033 (Callable 03/01/2033)		40,000	40,594
5.88%, 06/01/2053 (Callable 12/01/2052)		56,000	56,711
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025) (a)		255,000	256,594
DaVita, Inc., 4.63%, 06/01/2030 (Callable 06/01/2025) (a)		25,000	23,750
Duke University, 3.30%, 10/01/2046		163,000	129,234
Elevance Health, Inc., 4.55%, 05/15/2052 (Callable 11/15/2051)		30,000	26,610
Encompass Health Corp., 4.75%, 02/01/2030 (Callable 02/01/2025)		25,000	24,438
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (Callable 03/01/2027) (a)		25,000	26,406
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (Callable 07/01/2026) (a)		15,000	15,075
Garda World Security Corp.
4.63%, 02/15/2027 (Callable 11/01/2024) (a)		85,000	83,194
6.00%, 06/01/2029 (Callable 11/01/2024) (a)		60,000	57,300
Graham Holdings Co., 5.75%, 06/01/2026 (Callable 10/15/2024) (a)		25,000	24,906
HCA, Inc.
3.50%, 09/01/2030 (Callable 03/01/2030)		666,000	626,873
5.60%, 04/01/2034 (Callable 01/01/2034)		285,000	295,615
5.25%, 06/15/2049 (Callable 12/15/2048)		84,000	80,220
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)		51,000	54,162
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.63%, 01/15/2032 (Callable 01/15/2027)		200,000	182,250
5.75%, 04/01/2033 (Callable 01/01/2033)		66,000	68,343
JSW Infrastructure Ltd., 4.95%, 01/21/2029 (Callable 10/21/2028)		200,000	194,500
Keurig Dr Pepper, Inc., 5.20%, 03/15/2031 (Callable 01/15/2031)		74,000	77,280
Kraft Heinz Foods Co.
6.88%, 01/26/2039		90,000	106,034
7.13%, 08/01/2039 (a)		95,000	113,460
4.38%, 06/01/2046 (Callable 12/01/2045)		290,000	257,622
Kroger Co., 4.90%, 09/15/2031 (Callable 07/15/2031)		80,000	80,574
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031 (Callable 06/30/2027) (a)		15,000	15,375
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)		82,000	81,018
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (Callable 11/01/2024) (a)		35,000	34,212
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027) (a)		65,000	71,175
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 01/29/2026) (a)		200,000	176,947
Massachusetts Institute of Technology, 2.99%, 07/01/2050 (Callable 01/01/2050)		110,000	83,009
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 11/01/2024) (a)		30,000	28,725
Medline Borrower LP
3.88%, 04/01/2029 (Callable 11/01/2024) (a)(b)		25,000	23,625
5.25%, 10/01/2029 (Callable 11/01/2024) (a)		30,000	29,437
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (Callable 11/01/2024) (a)		25,000	22,937
Owens & Minor, Inc., 6.63%, 04/01/2030 (Callable 04/01/2025) (a)		20,000	19,350
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027) (a)		25,000	25,469
Philip Morris International, Inc., 5.25%, 02/13/2034 (Callable 11/13/2033)		40,000	41,412
Post Holdings, Inc.
5.63%, 01/15/2028 (Callable 10/17/2024) (a)		100,000	100,500
5.50%, 12/15/2029 (Callable 12/15/2024) (a)		85,000	84,256
4.63%, 04/15/2030 (Callable 04/15/2025) (a)		25,000	23,813
4.50%, 09/15/2031 (Callable 09/15/2026) (a)		5,000	4,669
6.38%, 03/01/2033 (Callable 09/01/2027) (a)		270,000	274,388
President and Fellows of Harvard College, 2.52%, 10/15/2050 (Callable 04/15/2050)		110,000	73,920
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026 (a)		5,000	5,006
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (Callable 11/01/2024) (a)		25,000	23,969
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031 (Callable 10/31/2024)		148,915	149,287
Quanta Services, Inc., 2.35%, 01/15/2032 (Callable 10/15/2031)		88,000	75,252
Quest Diagnostics, Inc., 5.00%, 12/15/2034 (Callable 09/15/2034)		79,000	79,753
Rede D'or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027) (a)		200,000	197,750
Royalty Pharma PLC, 5.15%, 09/02/2029 (Callable 08/02/2029)		43,000	43,944
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036 (d)		320,014	229,210
Select Medical Corp., 6.25%, 08/15/2026 (Callable 11/01/2024) (a)		25,000	25,125
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (Callable 11/01/2024) (a)		25,000	23,625
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (Callable 06/01/2027) (a)		20,000	20,700
Star Parent, Inc., 9.00%, 10/01/2030 (Callable 10/01/2026) (a)		25,000	26,813
Teleflex, Inc., 4.25%, 06/01/2028 (Callable 11/01/2024) (a)		25,000	24,125
Tenet Healthcare Corp.
6.25%, 02/01/2027 (Callable 10/17/2024)		20,000	19,975
6.13%, 10/01/2028 (Callable 11/01/2024)		25,000	25,156
6.13%, 06/15/2030 (Callable 06/15/2025)		35,000	35,525
Thermo Fisher Scientific, Inc., 0.50%, 03/01/2028 (Callable 12/01/2027)	EUR	100,000	103,632
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)		85,000	73,197
Triton Water Holdings, Inc., 6.25%, 04/01/2029 (Callable 11/01/2024) (a)		25,000	24,875
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 11/01/2024) (a)(b)		50,000	47,562
United Rentals North America, Inc.
6.00%, 12/15/2029 (Callable 12/15/2025) (a)		150,000	154,688
4.00%, 07/15/2030 (Callable 07/15/2025)		110,000	103,675
3.88%, 02/15/2031 (Callable 08/15/2025)		230,000	213,613
3.75%, 01/15/2032 (Callable 07/15/2026)		25,000	22,781
UnitedHealth Group, Inc.
5.05%, 04/15/2053 (Callable 10/15/2052)		60,000	59,338
4.95%, 05/15/2062 (Callable 11/15/2061)		33,000	31,253
Universal Health Services, Inc., 4.63%, 10/15/2029 (Callable 09/15/2029)		85,000	84,611
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (a)		40,000	40,050
Varex Imaging Corp., 7.88%, 10/15/2027 (Callable 11/01/2024) (a)		25,000	25,437
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)		37,000	38,241
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026) (a)		20,000	21,300
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027) (a)		45,000	47,250
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (Callable 11/01/2024) (a)		15,000	14,925
Williams Scotsman, Inc., 4.63%, 08/15/2028 (Callable 11/01/2024) (a)		25,000	24,125
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034 (Callable 06/15/2034)		79,000	80,650
			9,105,195

Energy - 4.9%
6297782 LLC, 4.91%, 09/01/2027 (Callable 08/01/2027) (a)		15,000	15,077
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (Callable 10/01/2026) (a)		30,000	30,300
AI Candelaria Spain SA, 7.50%, 12/15/2028 (Callable 09/15/2028)		191,666	189,510
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034) (a)		150,000	147,577
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (Callable 10/17/2024) (a)		110,000	109,862
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (Callable 11/01/2024) (a)		25,000	25,062
6.63%, 09/01/2032 (Callable 09/01/2027) (a)		30,000	30,750
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (Callable 11/01/2024) (a)		25,000	24,625
Baytex Energy Corp., 8.50%, 04/30/2030 (Callable 04/30/2026) (a)		25,000	25,875
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.25%, 07/15/2032 (Callable 07/15/2027) (a)		15,000	15,694
BP Capital Markets America, Inc.
4.89%, 09/11/2033 (Callable 06/11/2033)		33,000	33,513
5.23%, 11/17/2034 (Callable 08/17/2034)		32,000	33,239
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026) (a)		35,000	35,700
Canacol Energy Ltd., 5.75%, 11/24/2028 (Callable 11/24/2024)		200,000	107,000
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)	CAD	100,000	73,427
6.75%, 11/15/2039		434,000	487,912
5.40%, 06/15/2047 (Callable 12/15/2046)		107,000	103,368
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)		370,000	350,020
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 10/15/2024)		80,000	79,400
Chord Energy Corp., 6.38%, 06/01/2026 (Callable 11/01/2024) (a)		25,000	25,062
Civitas Resources, Inc.
8.38%, 07/01/2028 (Callable 07/01/2025) (a)		20,000	20,800
8.75%, 07/01/2031 (Callable 07/01/2026) (a)		190,000	200,450
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 11/01/2024) (a)		20,000	20,050
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033) (a)		145,000	154,727
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030) (a)		227,000	232,391
2.88%, 04/01/2032 (Callable 01/01/2032) (a)		376,000	317,720
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 11/05/2024)		200,000	204,500
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (Callable 04/01/2027) (a)		20,000	19,975
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026) (a)		25,000	26,219
Devon Energy Corp.
5.25%, 10/15/2027 (Callable 10/15/2024)		17,000	17,102
5.75%, 09/15/2054 (Callable 03/15/2054)		81,000	78,670
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 11/01/2024) (a)		25,000	23,875
Ecopetrol SA
4.63%, 11/02/2031 (Callable 08/02/2031)		50,000	43,000
5.88%, 11/02/2051 (Callable 05/02/2051)		300,000	217,875
Enbridge, Inc.
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)		140,000	147,000
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)		210,000	235,427
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (Callable 11/01/2024) (a)		25,000	25,437
Enerflex Ltd., 9.00%, 10/15/2027 (Callable 11/01/2024) (a)		25,000	25,875
Energy Transfer LP
5.75%, 04/01/2025 (Callable 10/17/2024)		25,000	25,000
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)		250,000	255,835
5.95%, 05/15/2054 (Callable 11/15/2053)		40,000	40,912
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)		185,000	197,088
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054 (Callable 07/01/2029)		40,000	40,900
EnLink Midstream LLC
5.38%, 06/01/2029 (Callable 03/01/2029)		25,000	25,656
5.65%, 09/01/2034 (Callable 06/01/2034)		80,000	82,677
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030) (a)		350,000	319,052
5.75%, 02/01/2034 (Callable 11/01/2033)		80,000	82,110
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)		179,357	178,300
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027) (a)		25,000	25,875
GNL Quintero SA, 4.63%, 07/31/2029		117,680	116,797
Guara Norte Sarl, 5.20%, 06/15/2034		165,630	157,233
Gulfport Energy Corp., 6.75%, 09/01/2029 (Callable 09/01/2026) (a)		30,000	30,338
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027) (a)		30,000	31,500
Hess Midstream Operations LP, 5.63%, 02/15/2026 (Callable 11/01/2024) (a)		60,000	59,850
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (Callable 11/01/2024) (a)		45,000	43,650
8.38%, 11/01/2033 (Callable 11/01/2028) (a)		5,000	5,375
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038		68,000	77,309
Kinetik Holdings LP, 5.88%, 06/15/2030 (Callable 06/15/2025) (a)		25,000	25,156
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (Callable 02/15/2026) (a)		55,000	56,925
Matador Resources Co.
6.88%, 04/15/2028 (Callable 04/15/2025) (a)		25,000	25,375
6.50%, 04/15/2032 (Callable 04/15/2027) (a)		20,000	20,000
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031 (a)		187,159	162,828
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/2028 (Callable 11/12/2024)		200,000	200,000
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (Callable 09/01/2027) (a)		20,000	19,700
MPLX LP, 5.50%, 06/01/2034 (Callable 03/01/2034)		40,000	41,141
Murphy Oil Corp., 6.38%, 07/15/2028 (Callable 10/17/2024)		25,000	25,375
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 02/15/2026) (a)		25,000	25,563
Occidental Petroleum Corp.
6.63%, 09/01/2030 (Callable 03/01/2030)		245,000	264,294
6.13%, 01/01/2031 (Callable 07/01/2030)		165,000	174,075
7.50%, 05/01/2031		70,000	79,537
5.38%, 01/01/2032 (Callable 11/01/2031)		18,000	18,264
6.45%, 09/15/2036		30,000	32,400
ONEOK, Inc., 6.63%, 09/01/2053 (Callable 03/01/2053)		35,000	38,856
Ovintiv, Inc.
6.50%, 08/15/2034		190,000	204,754
6.50%, 02/01/2038		115,000	122,543
Permian Resources Operating LLC
5.38%, 01/15/2026 (Callable 11/01/2024) (a)		85,000	84,362
5.88%, 07/01/2029 (Callable 11/01/2024) (a)		25,000	24,875
7.00%, 01/15/2032 (Callable 01/15/2027) (a)		15,000	15,581
Pertamina Persero PT, 1.40%, 02/09/2026 (Callable 01/09/2026)		200,000	191,000
Petroleos Mexicanos, 6.75%, 09/21/2047		200,000	143,000
Petrorio Luxembourg Holding Sarl, 6.13%, 06/09/2026 (Callable 11/01/2024) (a)		200,000	200,000
QatarEnergy, 2.25%, 07/12/2031 (Callable 04/12/2031) (a)		235,000	206,432
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)		67,000	67,838
Schlumberger Holdings Corp., 5.00%, 11/15/2029 (Callable 10/15/2029) (a)		64,000	65,886
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (Callable 11/01/2025) (a)		15,000	15,637
SM Energy Co.
6.75%, 08/01/2029 (Callable 08/01/2026) (a)		15,000	15,000
7.00%, 08/01/2032 (Callable 08/01/2027) (a)		30,000	30,000
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034) (a)		90,000	93,825
Southwestern Energy Co.
5.70%, 01/23/2025 (Callable 11/01/2024)		88,000	87,780
5.38%, 02/01/2029 (Callable 10/17/2024)		25,000	24,844
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027 (Callable 11/01/2024)		35,000	35,044
4.50%, 05/15/2029 (Callable 10/17/2024)		25,000	24,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (Callable 02/15/2026) (a)		15,000	15,169
Talos Production, Inc., 9.00%, 02/01/2029 (Callable 02/01/2026) (a)		25,000	25,687
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)		17,000	17,555
TransCanada PipeLines Ltd., 4.10%, 04/15/2030 (Callable 01/15/2030)		310,000	305,312
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)		30,000	28,062
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (Callable 11/01/2024) (a)		27,000	26,932
Transocean, Inc., 8.00%, 02/01/2027 (Callable 10/14/2024) (a)		13,000	12,967
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/2028 (Callable 08/01/2028)		200,000	200,384
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027) (a)		200,000	213,495
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 06/01/2025) (a)		45,000	46,912
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029) (a)		155,000	157,131
8.38%, 06/01/2031 (Callable 06/01/2026) (a)		15,000	15,806
9.88%, 02/01/2032 (Callable 02/01/2027) (a)		15,000	16,631
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027) (a)		10,000	9,663
Weatherford International Ltd., 8.63%, 04/30/2030 (Callable 11/01/2024) (a)		10,000	10,375
Western Midstream Operating LP, 4.05%, 02/01/2030 (Callable 11/01/2029)		210,000	202,913
Williams Cos., Inc.
3.50%, 11/15/2030 (Callable 08/15/2030)		30,000	28,339
5.15%, 03/15/2034 (Callable 12/15/2033)		48,000	48,280
			9,993,026

Financial - 6.5%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (Callable 05/15/2026) (a)		20,000	20,550
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)		150,000	154,728
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)		55,000	57,642
Air Lease Corp., 4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual (Callable 12/15/2026)		130,000	122,363
Alexandria Real Estate Equities, Inc., 3.00%, 05/18/2051 (Callable 11/18/2050)		121,000	80,298
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (Callable 11/01/2024) (a)		25,000	24,906
6.50%, 10/01/2031 (Callable 10/01/2027) (a)		15,000	15,113
Ally Financial, Inc., 6.70%, 02/14/2033 (Callable 11/16/2032)		25,000	25,476
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)		60,000	62,095
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)		32,000	32,241
American Tower Corp.
0.50%, 01/15/2028 (Callable 10/15/2027)	EUR	100,000	102,473
5.55%, 07/15/2033 (Callable 04/15/2033)		75,000	78,657
AmWINS Group, Inc., 4.88%, 06/30/2029 (Callable 11/01/2024) (a)		20,000	19,100
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 04/15/2025) (a)		15,000	13,894
Ares Capital Corp., 5.95%, 07/15/2029 (Callable 06/15/2029)		20,000	20,470
Aretec Group, Inc., 7.50%, 04/01/2029 (Callable 11/01/2024) (a)		25,000	23,375
Athene Global Funding, 5.35%, 07/09/2027 (a)		65,000	66,296
Athene Holding Ltd., 6.25%, 04/01/2054 (Callable 10/01/2053)		81,000	85,783
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029) (a)		59,000	60,090
Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (Callable 02/01/2029) (a)		125,000	128,413
Banco de Credito del Peru SA
3.13% to 07/01/2025 then 5 yr. CMT Rate + 3.00%, 07/01/2030 (Callable 07/01/2025)		190,000	185,376
3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)		90,000	85,293
Banco do Estado do Rio Grande do Sul SA, 5.38% to 01/28/2026 then 5 yr. CMT Rate + 4.93%, 01/28/2031 (Callable 01/28/2026) (b)		200,000	195,874
Banco Industrial SA/Guatemala, 4.88% to 01/29/2026 then 5 yr. CMT Rate + 4.44%, 01/29/2031 (Callable 01/29/2026)		300,000	294,375
Banco Internacional del Peru SAA Interbank, 4.00% to 07/08/2025 then 5 yr. CMT Rate + 3.71%, 07/08/2030 (Callable 07/08/2025)		200,000	196,572
Bancolombia SA, 8.63% to 12/24/2029 then 5 yr. CMT Rate + 4.32%, 12/24/2034 (Callable 06/24/2029)		200,000	213,000
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026		200,000	195,000
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026 (Callable 04/02/2025)		250,000	247,798
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032 (Callable 03/11/2031)		2,000	1,789
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)		10,000	8,872
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)		2,000	1,730
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033 (Callable 04/27/2032)		5,000	4,967
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		28,000	29,438
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)		142,000	119,811
Bank of Montreal
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)		83,000	80,534
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)	CAD	270,000	208,492
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)		71,000	73,146
Bank of Nova Scotia, 8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)		200,000	215,449
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)	GBP	120,000	115,768
BlackRock Funding, Inc., 5.25%, 03/14/2054 (Callable 09/14/2053)		47,000	48,515
BNG Bank NV, 3.30%, 07/17/2028	AUD	305,000	205,121
Boston Properties LP, 2.75%, 10/01/2026 (Callable 07/01/2026)		28,000	26,986
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (Callable 11/01/2024) (a)		25,000	23,844
Brown & Brown, Inc., 2.38%, 03/15/2031 (Callable 12/15/2030)		95,000	82,036
Citigroup, Inc.
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)		121,000	108,130
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039 (Callable 09/19/2034)		40,000	39,858
Citizens Financial Group, Inc., 6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)		25,000	27,356
Crown Castle, Inc., 3.65%, 09/01/2027 (Callable 06/01/2027)		77,000	75,582
Danske Bank AS, 6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 01/09/2025) (a)		200,000	200,559
Equinix, Inc.
3.90%, 04/15/2032 (Callable 01/15/2032)		40,000	38,355
2.95%, 09/15/2051 (Callable 03/15/2051)		75,000	49,921
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027) (a)		50,000	42,837
Freedom Mortgage Corp.
7.63%, 05/01/2026 (Callable 10/17/2024) (a)		85,000	85,637
6.63%, 01/15/2027 (Callable 11/01/2024) (a)		25,000	24,996
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026) (a)		30,000	30,975
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 03/01/2026) (a)		65,000	65,975
Goldman Sachs Group, Inc.
5.75% (SOFR + 0.82%), 09/10/2027 (Callable 09/10/2026) (b)		125,000	124,919
0.25%, 01/26/2028 (Callable 10/26/2027)	EUR	75,000	76,857
2.00%, 11/01/2028	EUR	63,000	67,813
5.33% to 07/23/2034 then SOFR + 1.55%, 07/23/2035 (Callable 07/23/2034)		2,000	2,073
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (Callable 10/07/2024) (a)		25,000	24,906
Host Hotels & Resorts LP
3.38%, 12/15/2029 (Callable 09/15/2029)		185,000	172,124
3.50%, 09/15/2030 (Callable 06/15/2030)		148,000	137,045
5.70%, 07/01/2034 (Callable 04/01/2034)		77,000	79,632
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026) (a)		15,000	15,600
Independent Bank Group, Inc., 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)		70,000	70,559
InRetail Shopping Malls, 5.75%, 04/03/2028 (Callable 10/11/2024)		250,000	250,625
Intercorp Financial Services, Inc., 4.13%, 10/19/2027 (Callable 07/19/2027)		200,000	193,250
Iron Mountain, Inc., 7.00%, 02/15/2029 (Callable 08/15/2025) (a)		45,000	46,687
Itau Unibanco Holding SA/Cayman Island, 4.63% to 02/27/2025 then 5 yr. CMT Rate + 3.22%, Perpetual (Callable 02/27/2025) (b)		200,000	193,750
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)		500,000	491,881
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)		36,000	36,603
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)		11,000	11,028
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033 (Callable 01/25/2032)		163,000	145,884
Kreditanstalt fuer Wiederaufbau, 2.88%, 02/17/2027	NOK	430,000	40,032
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (Callable 11/01/2024) (a)		85,000	82,662
4.75%, 06/15/2029 (Callable 11/01/2024) (a)		25,000	24,437
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (Callable 02/17/2030) (a)		40,000	40,178
6.50%, 03/26/2031 (Callable 01/26/2031) (a)		10,000	10,600
Markel Group, Inc., 6.00%, 05/16/2054 (Callable 11/16/2053)		15,000	15,957
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)		611,000	601,082
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)		499,000	477,809
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)		3,000	3,128
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031 (Callable 03/15/2026)		25,000	18,125
National Bank of Canada, 5.60% to 07/02/2026 then SOFR + 1.04%, 07/02/2027 (Callable 07/02/2026)		250,000	254,907
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (Callable 11/01/2024) (a)		85,000	84,575
5.13%, 12/15/2030 (Callable 12/15/2025) (a)		25,000	24,000
5.75%, 11/15/2031 (Callable 11/15/2026) (a)		40,000	39,100
OneMain Finance Corp.
3.50%, 01/15/2027 (Callable 11/01/2024)		85,000	81,069
6.63%, 01/15/2028 (Callable 07/15/2027)		25,000	25,406
7.50%, 05/15/2031 (Callable 05/15/2027)		35,000	35,963
Ontario Teachers' Finance Trust, 2.00%, 04/16/2031 (a)		250,000	220,429
Oversea-Chinese Banking Corp. Ltd., 1.83% to 09/10/2025 then 5 yr. CMT Rate + 1.58%, 09/10/2030 (Callable 09/10/2025)		200,000	194,216
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027) (a)		50,000	52,250
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.00%, 02/01/2030 (Callable 08/01/2026) (a)		75,000	77,812
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (Callable 12/15/2026) (a)		20,000	21,275
PNC Financial Services Group, Inc., 5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035 (Callable 07/23/2034)		3,000	3,127
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)		160,000	168,392
PRA Group, Inc., 5.00%, 10/01/2029 (Callable 11/01/2024) (a)		25,000	22,906
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)		110,000	111,112
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (Callable 07/15/2025) (a)		25,000	26,000
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (Callable 11/01/2024) (a)		85,000	82,769
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)	CAD	200,000	127,351
7.50% to 05/02/2029 then 5 yr. CMT Rate + 2.89%, 05/02/2084 (Callable 05/02/2029)		315,000	334,289
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 10/15/2024)		405,000	393,356
3.13%, 02/01/2029 (Callable 11/01/2024)		220,000	203,345
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)		43,000	37,367
Toronto-Dominion Bank
2.67%, 09/09/2025	CAD	264,000	193,187
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)		205,000	220,049
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)		79,000	80,697
United Overseas Bank Ltd., 1.75% to 03/16/2026 then 5 yr. CMT Rate + 1.52%, 03/16/2031 (Callable 03/16/2026)		200,000	191,544
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (Callable 11/01/2024) (a)		85,000	84,787
5.75%, 06/15/2027 (Callable 11/01/2024) (a)		25,000	24,844
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)		155,000	141,825
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (Callable 06/15/2027) (a)		25,000	26,219
VICI Properties LP, 5.13%, 05/15/2032 (Callable 02/15/2032)		175,000	175,219
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 12/01/2024) (a)		186,000	182,047
4.13%, 08/15/2030 (Callable 02/15/2025) (a)		165,000	156,956
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030 (Callable 11/01/2025)		125,000	112,357
Wells Fargo & Co.
4.54% (SOFR + 1.56%), 08/15/2026 (Callable 08/15/2025)		519,000	517,091
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)		28,000	28,334
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)		89,000	92,424
Willis North America, Inc., 4.50%, 09/15/2028 (Callable 06/15/2028)		80,000	80,114
			13,227,886

Government - 2.3%
Asian Development Bank
3.00%, 10/14/2026	AUD	35,000	23,762
3.63%, 01/22/2029	NOK	1,000,000	94,489
Asian Infrastructure Investment Bank
0.20%, 12/15/2025	GBP	125,000	158,678
7.00%, 03/01/2029	INR	14,400,000	172,882
European Bank for Reconstruction & Development
20.00%, 03/19/2025		200,000	217,370
5.00%, 01/15/2026	INR	10,900,000	127,834
6.30%, 10/26/2027	INR	11,300,000	133,718
European Investment Bank
1.25%, 02/17/2027	NOK	1,000,000	89,766
0.25%, 01/20/2032	EUR	230,000	218,220
Indonesia Government International Bond, 1.10%, 03/12/2033	EUR	100,000	91,461
Inter-American Development Bank
2.75%, 10/30/2025	AUD	115,000	78,296
2.70%, 01/29/2026	AUD	135,000	91,680
International Bank for Reconstruction & Development
1.90%, 01/16/2025	CAD	130,000	95,542
1.25%, 03/16/2026	NOK	620,000	56,814
1.80%, 01/19/2027	CAD	105,000	75,534
4.25%, 09/18/2030	CAD	60,000	47,149
1.20%, 08/08/2034	EUR	260,000	253,019
International Development Association, 1.75%, 02/17/2027	NOK	540,000	48,950
International Finance Corp.
6.30%, 11/25/2024	INR	11,510,000	137,239
0.38%, 09/10/2025	NZD	250,000	153,223
4.60%, 10/19/2028	AUD	160,000	113,234
Kommunalbanken AS, 4.25%, 07/16/2025	AUD	184,000	127,031
New Zealand Government Bond
2.75%, 04/15/2025	NZD	585,000	367,993
3.50%, 04/14/2033	NZD	375,000	226,106
New Zealand Local Government Funding Agency Bond
2.75%, 04/15/2025	NZD	250,000	157,167
4.70%, 08/01/2028	AUD	155,000	109,175
Nordic Investment Bank, 3.00%, 08/23/2027	NOK	1,060,000	98,719
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027 (a)		200,000	200,250
Philippine Government International Bond
0.88%, 05/17/2027	EUR	285,000	298,052
6.25%, 01/14/2036	PHP	5,000,000	87,387
Province of Alberta Canada, 0.63%, 04/18/2025	EUR	100,000	109,850
Province of Ontario Canada, 3.10%, 01/31/2034	EUR	100,000	114,024
Province of Quebec Canada, 0.20%, 04/07/2025	EUR	100,000	109,664
Treasury Corp. of Victoria, 4.25%, 12/20/2032	AUD	255,000	172,290
			4,656,568

Industrial - 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026) (a)		45,000	46,575
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025) (a)		35,000	35,613
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)		30,000	31,351
Airbus SE, 1.63%, 06/09/2030 (Callable 03/09/2030)	EUR	100,000	103,974
Arcosa, Inc., 6.88%, 08/15/2032 (Callable 08/15/2027) (a)		25,000	26,063
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028 (Callable 11/01/2024) (a)		200,000	183,250
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)		40,000	41,446
Ball Corp.
6.88%, 03/15/2028 (Callable 11/15/2024)		240,000	247,500
2.88%, 08/15/2030 (Callable 05/15/2030)		380,000	338,200
Berry Global, Inc., 5.63%, 07/15/2027 (Callable 11/01/2024) (a)		95,000	94,762
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034 (d)		253,472	198,341
Boeing Co.
5.15%, 05/01/2030 (Callable 02/01/2030)		430,000	429,517
5.81%, 05/01/2050 (Callable 11/01/2049)		145,000	140,387
Bombardier, Inc.
7.88%, 04/15/2027 (Callable 11/01/2024) (a)		42,000	42,105
7.50%, 02/01/2029 (Callable 02/01/2026) (a)		15,000	15,825
8.75%, 11/15/2030 (Callable 11/15/2026) (a)		25,000	27,375
7.25%, 07/01/2031 (Callable 07/01/2027) (a)		5,000	5,275
7.00%, 06/01/2032 (Callable 06/01/2027) (a)		5,000	5,219
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (Callable 08/01/2026) (a)		20,000	21,400
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (Callable 11/01/2024) (a)		110,000	109,312
Builders FirstSource, Inc., 6.38%, 03/01/2034 (Callable 03/01/2029) (a)		35,000	36,225
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)		42,000	45,139
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028 (Callable 11/01/2024) (a)		25,000	24,437
Cellnex Telecom SA, 1.88%, 06/26/2029 (Callable 03/26/2029)	EUR	100,000	104,742
Cemex SAB de CV
5.13% to 09/08/2026 then 5 yr. CMT Rate + 4.53%, Perpetual (Callable 06/08/2026)		200,000	196,500
3.88%, 07/11/2031 (Callable 07/11/2026) (a)		200,000	183,500
Chart Industries, Inc., 7.50%, 01/01/2030 (Callable 01/01/2026) (a)		25,000	26,313
Clean Harbors, Inc., 6.38%, 02/01/2031 (Callable 02/01/2026) (a)		25,000	25,594
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (Callable 07/15/2026) (a)		30,000	30,600
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (Callable 08/15/2026) (a)		30,000	30,750
CSX Corp., 3.80%, 11/01/2046 (Callable 05/01/2046)		100,000	83,117
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030 (Callable 06/15/2026) (a)		55,000	56,581
6.75%, 07/15/2031 (Callable 07/15/2027) (a)		15,000	15,656
Energizer Holdings, Inc., 4.75%, 06/15/2028 (Callable 11/01/2024) (a)		25,000	24,250
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028 (Callable 11/01/2024) (a)		25,000	24,969
7.88%, 12/01/2030 (Callable 12/01/2026) (a)		25,000	26,844
5.88%, 04/15/2033 (Callable 10/15/2027) (a)		40,000	39,850
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (a)		35,000	35,963
GFL Environmental, Inc.
5.13%, 12/15/2026 (Callable 11/01/2024) (a)		25,000	24,937
4.00%, 08/01/2028 (Callable 10/15/2024) (a)		25,000	24,000
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (Callable 11/01/2024) (a)		25,000	24,469
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (Callable 11/01/2024) (a)		25,000	24,750
Griffon Corp., 5.75%, 03/01/2028 (Callable 11/01/2024)		30,000	29,550
Howmet Aerospace, Inc., 4.85%, 10/15/2031 (Callable 08/15/2031)		29,000	29,554
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (Callable 02/15/2026) (a)		40,000	41,500
Imola Merger Corp., 4.75%, 05/15/2029 (Callable 11/01/2024) (a)		25,000	24,375
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 09/15/2028 (Callable 11/01/2024) (a)		25,000	24,719
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 0.38%, 09/15/2027 (Callable 07/15/2027)	EUR	100,000	103,594
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034		252,875	255,088
Madison IAQ LLC
4.13%, 06/30/2028 (Callable 11/01/2024) (a)		20,000	19,325
5.88%, 06/30/2029 (Callable 11/01/2024) (a)		40,000	38,750
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)		27,000	28,102
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (a)		30,000	31,013
MV24 Capital BV, 6.75%, 06/01/2034		157,660	153,521
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028 (Callable 11/01/2024) (a)		25,000	25,437
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)		76,000	77,063
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)		32,000	34,024
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026) (a)		25,000	25,719
Packaging Corp. of America, 3.00%, 12/15/2029 (Callable 09/15/2029)		82,000	77,199
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (Callable 11/01/2024) (a)		20,000	19,100
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.20%, 04/01/2027 (Callable 01/01/2027) (a)		80,000	79,479
Sealed Air Corp.
4.00%, 12/01/2027 (Callable 09/01/2027) (a)		25,000	24,063
5.00%, 04/15/2029 (Callable 04/15/2025) (a)		100,000	98,500
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (Callable 11/15/2026) (a)		20,000	21,125
Sensata Technologies, Inc., 3.75%, 02/15/2031 (Callable 02/15/2026) (a)		25,000	22,625
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 01/26/2026)		200,000	165,459
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (Callable 11/15/2026) (a)		25,000	26,875
Sonoco Products Co., 4.60%, 09/01/2029 (Callable 08/01/2029)		27,000	26,912
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027) (a)		15,000	15,506
Standard Industries, Inc./NY
5.00%, 02/15/2027 (Callable 11/01/2024) (a)		85,000	84,150
3.38%, 01/15/2031 (Callable 07/15/2025) (a)		25,000	22,219
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (Callable 10/15/2024) (a)		25,000	24,656
TransDigm, Inc.
5.50%, 11/15/2027 (Callable 11/01/2024)		60,000	59,700
7.13%, 12/01/2031 (Callable 12/01/2026) (a)		320,000	338,400
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 12/31/2025) (a)		45,000	49,950
Veralto Corp., 5.35%, 09/18/2028 (Callable 08/18/2028)		64,000	66,648
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027) (a)		30,000	31,163
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (Callable 11/01/2024) (a)		25,000	24,313
Wilsonart LLC, 11.00%, 08/15/2032 (Callable 08/15/2027) (a)		30,000	30,000
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026) (a)		30,000	31,425
			5,533,477

Technology - 0.9%
Amentum Escrow Corp., 7.25%, 08/01/2032 (Callable 08/01/2027) (a)		45,000	46,856
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 02/15/2025) (a)		20,000	19,200
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)		31,000	32,056
Broadcom, Inc., 3.50%, 02/15/2041 (Callable 08/15/2040) (a)		101,000	82,951
CDW LLC / CDW Finance Corp., 3.57%, 12/01/2031 (Callable 09/01/2031)		40,000	36,527
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (Callable 06/15/2025) (a)		20,000	20,725
Cloud Software Group, Inc., 6.50%, 03/31/2029 (Callable 09/30/2025) (a)		25,000	24,781
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)		110,000	147,923
Entegris, Inc., 3.63%, 05/01/2029 (Callable 11/01/2024) (a)		25,000	23,312
Fidelity National Information Services, Inc., 1.00%, 12/03/2028 (Callable 09/03/2028)	EUR	100,000	102,321
Fiserv, Inc., 5.45%, 03/15/2034 (Callable 12/15/2033)		72,000	75,403
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (Callable 06/01/2027) (a)		25,000	26,313
Gartner, Inc., 3.75%, 10/01/2030 (Callable 10/01/2025) (a)		125,000	117,031
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 (Callable 07/15/2034)		97,000	96,038
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)		69,000	74,002
MSCI, Inc.
3.63%, 09/01/2030 (Callable 03/01/2025) (a)		340,000	319,175
3.88%, 02/15/2031 (Callable 06/01/2025) (a)		155,000	146,088
3.63%, 11/01/2031 (Callable 11/01/2026) (a)		161,000	148,120
3.25%, 08/15/2033 (Callable 08/15/2027) (a)		80,000	70,200
NCR Atleos Corp., 9.50%, 04/01/2029 (Callable 10/01/2026) (a)		25,000	27,406
Open Text Corp., 3.88%, 02/15/2028 (Callable 11/01/2024) (a)		25,000	23,875
Oracle Corp.
6.25%, 11/09/2032 (Callable 08/09/2032)		30,000	33,126
3.80%, 11/15/2037 (Callable 05/15/2037)		25,000	22,119
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 04/01/2026) (a)		32,000	28,560
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027) (a)		40,000	41,250
			1,785,358

Utilities - 2.5%
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036		151,000	131,747
AEP Texas, Inc., 5.45%, 05/15/2029 (Callable 04/15/2029)		25,000	26,051
AEP Transmission Co. LLC, 5.40%, 03/15/2053 (Callable 09/15/2052)		30,000	30,956
AES Corp.
3.95%, 07/15/2030 (Callable 04/15/2030) (a)		30,000	28,650
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)		100,000	105,015
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)		290,000	308,770
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)		35,000	36,887
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)		77,000	81,925
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 02/15/2039 (Callable 11/15/2038) (a)		200,000	212,500
Calpine Corp., 5.00%, 02/01/2031 (Callable 02/01/2026) (a)		25,000	24,156
Chile Electricity PEC SpA, 0.00%, 01/25/2028 (a)(d)		197,619	162,356
Cometa Energia SAB de CV, 6.38%, 04/24/2035 (Callable 01/24/2035)		156,200	157,957
Comision Federal de Electricidad, 6.45%, 01/24/2035 (Callable 10/24/2034) (a)		200,000	198,127
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)		155,000	169,338
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)		35,000	37,056
DPL, Inc., 4.13%, 07/01/2025 (Callable 04/01/2025)		225,000	222,469
DTE Energy Co., 5.85%, 06/01/2034 (Callable 03/01/2034)		62,000	66,431
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)		25,000	23,643
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/03/2034)		35,000	36,476
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)	EUR	75,000	70,873
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (Callable 06/15/2026) (e)		260,000	262,275
Empresa Electrica Angamos SA, 4.88%, 05/25/2029		86,900	77,993
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027		91,240	88,503
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031 (Callable 11/15/2030)		200,000	176,000
Entergy Arkansas LLC, 5.75%, 06/01/2054 (Callable 12/01/2053)		20,000	21,564
Entergy Louisiana LLC, 5.15%, 09/15/2034 (Callable 06/15/2034)		64,000	65,831
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029) (a)		80,000	84,265
Eversource Energy, 5.50%, 01/01/2034 (Callable 10/01/2033)		41,000	42,586
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/2041 (Callable 07/31/2040) (a)		200,000	208,505
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)		304,000	277,780
Lightning Power LLC, 7.25%, 08/15/2032 (Callable 08/15/2027) (a)		45,000	47,250
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032		241,936	240,073
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 10/31/2024)		210,820	204,759
National Rural Utilities Cooperative Finance Corp., 8.43% (3 mo. Term SOFR + 3.17%), 04/30/2043 (Callable 11/01/2024)		125,000	124,520
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054 (Callable 09/15/2053)		81,000	84,264
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054 (Callable 03/15/2034)		18,000	19,399
5.65% to 05/01/2029 then 3 mo. LIBOR US + 3.16%, 05/01/2079 (Callable 05/01/2029) (e)		110,000	109,725
NiSource, Inc., 5.35%, 04/01/2034 (Callable 01/01/2034)		72,000	74,584
Pacific Gas and Electric Co., 6.95%, 03/15/2034 (Callable 12/15/2033)		72,000	81,885
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027 (a)		250,000	247,812
Pike Corp., 8.63%, 01/31/2031 (Callable 01/31/2027) (a)		15,000	16,050
San Diego Gas & Electric Co., 5.55%, 04/15/2054 (Callable 10/15/2053)		80,000	84,348
South Jersey Industries, Inc., 5.02%, 04/15/2031		109,000	88,646
Southern Co., 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051 (Callable 06/15/2026)		71,000	68,502
TransAlta Corp., 7.75%, 11/15/2029 (Callable 11/15/2025)		25,000	26,375
Virginia Electric and Power Co., 5.55%, 08/15/2054 (Callable 02/15/2054)		29,000	30,364
Vistra Operations Co. LLC
5.63%, 02/15/2027 (Callable 10/15/2024) (a)		110,000	109,725
7.75%, 10/15/2031 (Callable 10/15/2026) (a)		20,000	21,500
6.88%, 04/15/2032 (Callable 04/15/2027) (a)		20,000	21,000
			5,137,466
TOTAL CORPORATE BONDS (Cost $65,648,358)			64,876,369

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.8%		Par	Value
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (Callable 03/15/2027) (a)		155,000	158,612
Angel Oak Mortgage Trust LLC, Series 2019-2, Class B2, 6.29%, 03/25/2049 (Callable 10/25/2024) (a)(f)		1,300,000	1,308,438
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 10/25/2024) (a)(f)		37,379	36,232
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 10/25/2024) (a)(f)		75,037	73,037
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2029 (a)		250,000	256,979
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027) (f)		350,000	332,089
BANK-2017, Series 2017-BNK8, Class XE, 1.43%, 11/15/2050 (Callable 08/15/2027) (a)(f)(g)		7,050,000	246,550
BANK-2018, Series 2018-BN11, Class XA, 0.59%, 03/15/2061 (Callable 01/15/2028) (f)(g)		11,017,329	164,759
BANK-2019, Series 2019-BN21, Class XA, 0.96%, 10/17/2052 (Callable 07/15/2029) (f)(g)		3,998,568	132,113
BANK-2020, Series 2020-BN30, Class XA, 1.39%, 12/15/2053 (f)(g)		1,241,266	73,123
BANK5 Trust, Series 2024-5YR8, Class A3, 5.88%, 08/15/2057 (Callable 08/15/2029)		300,000	316,485
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 5.00% (30 day avg SOFR US + 0.85%), 12/25/2051 (Callable 09/25/2043) (a)		412,996	383,354
BBCMS Trust
Series 2019-BWAY, Class E, 8.06% (1 mo. Term SOFR + 2.96%), 11/15/2034 (a)		100,000	1,000
Series 2021-C11, Class XD, 1.64%, 09/15/2054 (a)(f)(g)		1,255,000	105,614
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)		100,000	99,284
BCRR Trust, Series 2016-FRR3, Class E, 7.25% (30 day avg SOFR US + 18.46%), 05/26/2026 (a)		797,720	768,205
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 1M1, 5.64%, 01/25/2035 (Callable 10/25/2024) (f)		135,529	128,599
Benchmark Mortgage Trust
Series 2018-B2, Class C, 4.42%, 02/15/2051 (Callable 02/15/2028) (f)		150,000	128,728
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028) (a)(f)(g)		7,000,000	375,366
Series 2019-B10, Class XB, 1.08%, 03/15/2062 (Callable 01/15/2029) (a)(f)(g)		2,820,000	101,561
Series 2020-B17, Class XA, 1.53%, 03/15/2053 (Callable 01/15/2030) (f)(g)		2,523,566	133,494
Series 2020-B18, Class XA, 1.91%, 07/15/2053 (Callable 05/15/2030) (f)(g)		1,497,925	88,602
Series 2021-B25, Class XA, 1.20%, 04/15/2054 (Callable 02/15/2031) (f)(g)		2,205,290	108,413
Series 2023-V2, Class XA, 1.22%, 05/15/2055 (Callable 03/15/2028) (f)(g)		1,798,773	56,264
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.79% (1 mo. Term SOFR + 1.69%), 03/15/2041 (a)		350,000	348,688
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029) (f)		60,000	60,095
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A, 7.02% (1 mo. Term SOFR + 1.92%), 08/15/2041 (a)		100,000	100,000
Series 2024-BOCA, Class B, 7.44% (1 mo. Term SOFR + 2.34%), 08/15/2041 (a)		350,000	349,126
BPR Trust, Series 2021-TY, Class D, 7.56% (1 mo. Term SOFR + 2.46%), 09/15/2038 (a)		100,000	98,008
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 7.36% (1 mo. Term SOFR + 2.26%), 09/15/2035 (Callable 03/15/2025) (a)		100,000	100,373
Series 2023-FL10, Class B, 8.36% (1 mo. Term SOFR + 3.27%), 09/15/2035 (Callable 03/15/2025) (a)		100,000	100,832
Series 2024-FL11, Class B, 0.00% (1 mo. Term SOFR + 2.29%), 07/15/2039 (Callable 09/15/2027) (a)		100,000	100,000
BX Trust
Series 2019-CALM, Class E, 7.21% (1 mo. Term SOFR + 2.11%), 11/15/2032 (a)		136,500	136,329
Series 2020-VKNG, Class A, 6.14% (1 mo. Term SOFR + 1.04%), 10/15/2037 (a)		122,780	122,473
Series 2021-21M, Class A, 5.94% (1 mo. Term SOFR + 0.84%), 10/15/2036 (a)		67,491	67,028
Series 2021-21M, Class E, 7.38% (1 mo. Term SOFR + 2.29%), 10/15/2036 (a)		175,000	172,816
Series 2021-ARIA, Class C, 6.86% (1 mo. Term SOFR + 1.76%), 10/15/2036 (a)		350,000	347,049
Series 2021-CIP, Class A, 6.13% (1 mo. Term SOFR + 1.04%), 12/15/2038 (a)		109,159	108,427
Series 2021-LBA, Class EV, 7.21% (1 mo. Term SOFR + 2.11%), 02/15/2036 (a)		197,702	192,765
Series 2021-RISE, Class A, 5.96% (1 mo. Term SOFR + 0.86%), 11/15/2036 (a)		380,398	376,954
Series 2021-SDMF, Class D, 6.60% (1 mo. Term SOFR + 1.50%), 09/15/2034 (a)		329,672	323,118
Series 2021-VOLT, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 09/15/2036 (a)		115,000	113,553
Series 2021-XL2, Class A, 5.90% (1 mo. Term SOFR + 0.80%), 10/15/2038 (a)		89,725	89,015
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (a)		135,000	136,073
Series 2022-GPA, Class A, 7.26% (1 mo. Term SOFR + 2.17%), 08/15/2039 (a)		176,664	176,664
Series 2022-GPA, Class B, 7.76% (1 mo. Term SOFR + 2.66%), 08/15/2041 (a)		107,962	107,962
Series 2022-LBA6, Class C, 6.70% (1 mo. Term SOFR + 1.60%), 01/15/2039 (a)		350,000	346,614
Series 2023-VLT3, Class A, 7.04% (1 mo. Term SOFR + 1.94%), 11/15/2028 (a)		375,000	373,202
Series 2023-XL3, Class A, 6.86% (1 mo. Term SOFR + 1.76%), 12/09/2040 (a)		348,566	349,655
Series 2024-BIO, Class D, 8.74% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)		100,000	97,658
Series 2024-CNYN, Class C, 7.04% (1 mo. Term SOFR + 1.94%), 04/15/2041 (a)		296,722	295,796
Series 2024-KING, Class B, 6.84% (1 mo. Term SOFR + 1.74%), 05/15/2034 (a)		383,000	380,491
Series 2024-XL5, Class A, 6.49% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)		143,308	143,219
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 7.69% (1 mo. Term SOFR + 2.59%), 08/15/2039 (a)		100,000	100,250
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.46% (1 mo. Term SOFR + 1.37%), 12/15/2037 (a)		100,000	99,938
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.73%, 05/10/2058 (Callable 05/10/2026) (f)(g)		548,361	8,103
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 02/25/2037) (a)(f)		476,480	477,802
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 12/25/2028) (a)(f)		181,829	173,599
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2032) (a)(f)		13,467	12,850
Series 2019-J1, Class B2, 3.93%, 08/25/2049 (Callable 12/25/2027) (a)(f)		163,667	152,459
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D, 5.24%, 11/10/2046 (Callable 10/10/2024) (a)(f)		29,179	28,322
Series 2015-GC27, Class C, 4.55%, 02/10/2048 (Callable 01/10/2025) (f)		100,000	96,697
Series 2016-C1, Class XA, 1.98%, 05/10/2049 (Callable 06/10/2026) (f)(g)		705,618	14,660
Series 2016-P4, Class D, 4.09%, 07/10/2049 (Callable 07/10/2026) (a)(f)		500,000	302,165
Series 2017-P8, Class XA, 1.01%, 09/15/2050 (Callable 07/15/2027) (f)(g)		948,725	19,276
Series 2019-C7, Class XA, 0.98%, 12/15/2072 (Callable 10/15/2029) (f)(g)		3,826,461	134,036
Series 2023-SMRT, Class A, 6.01%, 10/12/2040 (a)(f)		100,000	103,336
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.37%, 05/10/2050 (Callable 05/10/2027) (f)(g)		1,343,448	33,448
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, 0.74%, 10/10/2046 (Callable 10/10/2024) (f)(g)		226,038	3
Series 2015-LC21, Class XA, 0.75%, 07/10/2048 (Callable 07/10/2025) (f)(g)		1,193,065	2,502
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)		286,899	281,441
Series 2018-C45, Class XA, 0.92%, 06/15/2051 (Callable 04/15/2028) (f)(g)		4,683,847	108,827
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031) (a)		400,000	259,683
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 10/25/2024)		459,139	228,700
Series 2007-OA4, Class A1, 5.31% (1 mo. Term SOFR + 0.45%), 05/25/2047 (Callable 10/25/2024)		224,019	205,595
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A1, 5.69%, 09/25/2037 (Callable 10/25/2024) (f)		499,337	454,599
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 10/25/2024) (a)(h)		8,542	8,425
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 2.02%, 01/15/2049 (Callable 02/15/2026) (f)(g)		583,805	10,986
Series 2017-CX10, Class XA, 0.98%, 11/15/2050 (Callable 09/15/2027) (f)(g)		4,043,274	83,889
Series 2018-CX12, Class XA, 0.70%, 08/15/2051 (Callable 06/15/2028) (f)(g)		4,052,002	74,353
DK Trust, Series 2024-SPBX, Class C, 7.05% (1 mo. Term SOFR + 1.95%), 03/15/2034 (a)		400,000	397,751
ELM Trust, Series 2024-ELM, Class C15, 6.40%, 06/10/2039 (a)(f)		300,000	307,118
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M1, 6.28% (30 day avg SOFR US + 1.00%), 12/25/2041 (Callable 12/25/2026) (a)		32,162	32,165
Series 2022-R03, Class 1M1, 7.38% (30 day avg SOFR US + 2.10%), 03/25/2042 (Callable 03/25/2027) (a)		16,107	16,354
Series 2022-R04, Class 1M1, 7.28% (30 day avg SOFR US + 2.00%), 03/25/2042 (Callable 03/25/2027) (a)		33,387	33,842
Series 2022-R05, Class 2M2, 8.28% (30 day avg SOFR US + 3.00%), 04/25/2042 (Callable 04/25/2027) (a)		240,000	248,175
Series 2022-R06, Class 1M1, 8.03% (30 day avg SOFR US + 2.75%), 05/25/2042 (Callable 05/25/2027) (a)		112,765	115,764
Series 2022-R08, Class 1M2, 8.88% (30 day avg SOFR US + 3.60%), 07/25/2042 (Callable 07/25/2027) (a)		300,000	316,326
Series 2022-R09, Class 2M1, 7.76% (30 day avg SOFR US + 2.50%), 09/25/2042 (Callable 09/25/2027) (a)		73,725	75,102
Series 2023-R01, Class 1M1, 7.66% (30 day avg SOFR US + 2.40%), 12/25/2042 (Callable 12/25/2027) (a)		45,900	47,166
Series 2023-R03, Class 2M2, 9.18% (30 day avg SOFR US + 3.90%), 04/25/2043 (Callable 04/25/2028) (a)		65,000	69,711
Series 2023-R06, Class 1M2, 7.98% (30 day avg SOFR US + 2.70%), 07/25/2043 (Callable 07/25/2028) (a)		85,000	87,726
Series 2024-R02, Class 1M1, 6.38% (30 day avg SOFR US + 1.10%), 02/25/2044 (Callable 02/25/2029) (a)		203,547	203,613
Federal Home Loan Mortgage Corp.
Pool RA7672, 4.50%, 07/01/2052		220,379	216,709
Pool RA7784, 4.50%, 08/01/2052		184,670	181,595
Pool SD1571, 5.00%, 08/01/2052		107,446	108,571
Pool SD1741, 5.00%, 10/01/2052		157,323	158,626
Pool SD1805, 5.00%, 11/01/2052		87,823	88,314
Pool SD1822, 5.00%, 11/01/2052		114,406	115,568
Pool SD7557, 4.50%, 12/01/2052		200,521	199,564
Pool SD7563, 4.50%, 05/01/2053		552,889	551,285
Pool U69911, 4.00%, 04/01/2045		3,768,880	3,694,169
Series 2021-P011, Class X1, 1.77%, 09/25/2045 (f)(g)		516,338	55,597
Series 2980, Class SC, 1.24% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035 (g)(i)		188,654	15,404
Series 2989, Class SG, 0.00% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034 (i)		105,699	119,861
Series 3311, Class IA, 0.95% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037 (g)(i)		916,071	93,293
Series 3359, Class SC, 0.26% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037 (g)(i)		318,054	24,805
Series 3966, Class SA, 0.44% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041 (g)(i)		445,255	43,957
Series 4077, Class TS, 0.54% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041 (g)(i)		267,092	26,998
Series 4089, Class SH, 0.54% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042 (g)(i)		360,201	40,626
Series 4249, Class CS, 0.55% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043 (i)		531,152	400,726
Series 4993, Class KS, 0.66% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2050 (g)(i)		1,936,501	311,187
Series K109, Class X1, 1.69%, 04/25/2030 (Callable 04/25/2030) (f)(g)		659,819	46,370
Series K117, Class X1, 1.33%, 08/25/2030 (Callable 07/25/2030) (f)(g)		1,270,997	71,511
Series K122, Class X1, 0.97%, 11/25/2030 (Callable 08/25/2030) (f)(g)		1,835,453	78,099
Series K-1515, Class X1, 1.63%, 02/25/2035 (Callable 11/25/2034) (f)(g)		792,303	86,910
Series K-1518, Class X1, 0.95%, 10/25/2035 (Callable 07/25/2035) (f)(g)		1,466,756	93,154
Series K-1521, Class X1, 1.09%, 08/25/2036 (Callable 06/25/2036) (f)(g)		812,375	65,151
Series KG04, Class X1, 0.94%, 11/25/2030 (Callable 08/25/2030) (f)(g)		1,889,922	76,776
Series KL06, Class XFX, 1.47%, 12/25/2029 (Callable 09/25/2029) (f)(g)		956,000	47,688
Federal National Mortgage Association
Pool CB4099, 4.50%, 07/01/2052		265,962	263,196
Pool CB4339, 4.50%, 08/01/2052		318,131	317,209
Pool CB4562, 5.00%, 09/01/2052		316,133	317,271
Pool CB8316, 5.00%, 04/01/2054		170,687	172,368
Pool CB8526, 5.00%, 05/01/2054		188,320	189,233
Pool FS2914, 4.50%, 09/01/2052		200,874	198,785
Pool FS3331, 5.00%, 11/01/2052		160,085	161,412
Pool FS7738, 6.00%, 03/01/2054		2,925,484	3,063,867
Pool MA5039, 5.50%, 06/01/2053		4,038	4,089
Series 2007-50, Class SX, 1.06% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037 (g)(i)		1,563,885	167,920
Series 2008-22, Class SB, 0.77% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048 (g)(i)		1,220,573	151,002
Series 2009-52, Class PI, 5.00%, 07/25/2039 (g)		60,128	8,965
Series 2009-78, Class XS, 1.35% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039 (g)(i)		2,125,589	248,851
Series 2009-86, Class IP, 5.50%, 10/25/2039 (g)		55,804	11,019
Series 2010-19, Class SM, 0.86% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040 (g)(i)		3,361,506	328,521
Series 2011-124, Class NS, 1.11% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041 (g)(i)		312,658	43,698
Series 2012-20, Class SA, 1.06% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042 (g)(i)		299,448	35,103
Series 2012-76, Class SC, 0.61% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042 (g)(i)		146,272	17,547
Series 2014-28, Class SD, 0.66% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044 (g)(i)		671,369	71,157
Series 2014-63, Class BI, 3.50%, 06/25/2033 (g)		32,435	3
Series 2017-53, Class IE, 4.00%, 07/25/2047 (g)		133,642	27,624
Series 2019-33, Class PS, 0.66% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049 (g)(i)		3,823,146	487,709
Series 2019-83, Class QS, 0.56% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050 (g)(i)		4,149,665	597,117
Series 2020-53, Class DI, 3.00%, 08/25/2060 (g)		1,325,327	229,471
Series 2020-79, Class IT, 4.00%, 11/25/2050 (g)		5,195,928	1,059,699
Series 2020-99, Class IC, 3.50%, 04/25/2050 (g)		3,865,352	717,136
Series 2021-R02, Class 2B2, 11.48% (30 day avg SOFR US + 6.20%), 11/25/2041 (Callable 11/25/2026) (a)		55,000	57,725
Series 419, Class C4, 3.50%, 04/25/2044 (g)		1,936,901	312,688
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050 (a)(f)		691,739	639,615
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.91%, 10/25/2048 (Callable 04/25/2033) (a)(f)		423,101	415,882
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.93% (30 day avg SOFR US + 1.65%), 01/25/2034 (Callable 01/25/2034) (a)		191,642	192,740
Series 2021-HQA4, Class B1, 9.03% (30 day avg SOFR US + 3.75%), 12/25/2041 (Callable 12/25/2026) (a)		700,000	721,812
Series 2021-HQA4, Class M2, 7.63% (30 day avg SOFR US + 2.35%), 12/25/2041 (Callable 12/25/2026) (a)		400,000	404,285
Series 2022-DNA2, Class M1B, 7.68% (30 day avg SOFR US + 2.40%), 02/25/2042 (Callable 02/25/2027) (a)		500,000	511,547
Series 2022-DNA3, Class M1A, 7.28% (30 day avg SOFR US + 2.00%), 04/25/2042 (Callable 04/25/2027) (a)		99,971	101,232
Series 2022-DNA4, Class M1A, 7.48% (30 day avg SOFR US + 2.20%), 05/25/2042 (Callable 05/25/2027) (a)		112,790	114,583
Series 2022-DNA4, Class M1B, 8.63% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027) (a)		160,000	167,426
Series 2022-DNA6, Class M1A, 7.43% (30 day avg SOFR US + 2.15%), 09/25/2042 (Callable 09/25/2027) (a)		95,325	96,383
Series 2022-DNA7, Class M1A, 7.78% (30 day avg SOFR US + 2.50%), 03/25/2052 (Callable 09/25/2027) (a)		79,487	80,841
Series 2022-HQA1, Class M1B, 8.78% (30 day avg SOFR US + 3.50%), 03/25/2042 (Callable 03/25/2027) (a)		85,000	88,738
Series 2022-HQA3, Class M1B, 8.83% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027) (a)		125,000	131,713
Series 2024-HQA1, Class M2, 7.28% (30 day avg SOFR US + 2.00%), 03/25/2044 (Callable 03/25/2029) (a)		250,000	251,185
FREMF Mortgage Trust
Series 2019-KF71, Class C, 11.46% (30 day avg SOFR US + 6.11%), 10/25/2029 (Callable 10/25/2029) (a)		149,935	145,812
Series 2019-KG01, Class X2A, 0.10%, 04/25/2029 (Callable 02/25/2029) (a)(g)		5,045,967	11,042
Series 2019-KG01, Class X2B, 0.10%, 05/25/2029 (Callable 02/25/2029) (a)(g)		570,000	1,959
Government National Mortgage Association
Series 2010-133, Class SD, 0.86% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040 (g)(i)		1,493,116	83,485
Series 2014-102, Class SY, 0.57% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044 (g)(i)		1,351,336	91,708
Series 2018-83, Class HI, 5.00%, 01/20/2048 (g)		629,074	104,463
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 12/16/2047) (f)(g)		3,481,809	210,979
Series 2024-15, Class BI, 0.74%, 10/16/2065 (Callable 05/16/2048) (f)(g)		3,490,926	210,394
Series 2024-35, Class IB, 0.80%, 07/16/2065 (Callable 04/16/2048) (f)(g)		3,159,997	207,011
Great Wolf Trust
Series 2024-WLF2, Class A, 6.79% (1 mo. Term SOFR + 1.69%), 05/15/2041 (a)		250,000	250,001
Series 2024-WOLF, Class A, 6.64% (1 mo. Term SOFR + 1.54%), 03/15/2039 (a)		350,000	349,345
Greystone Commercial Real Estate Notes, Series 2019-FL2, Class C, 7.21% (1 mo. Term SOFR + 2.11%), 09/15/2037 (Callable 10/15/2024) (a)		179,227	178,667
GS Mortgage Securities Corp. II
Series 2018-GS9, Class A4, 3.99%, 03/10/2051 (Callable 03/10/2028) (f)		250,000	241,235
Series 2018-RIVR, Class C, 6.64% (1 mo. Term SOFR + 1.55%), 07/15/2035 (a)		122,000	6,129
Series 2019-GC42, Class XA, 0.93%, 09/10/2052 (Callable 06/10/2029) (f)(g)		2,157,967	76,831
Series 2020-GC47, Class XA, 1.24%, 05/12/2053 (Callable 02/12/2030) (f)(g)		1,458,848	70,344
Series 2020-GSA2, Class XA, 1.82%, 12/12/2053 (Callable 10/10/2030) (a)(f)(g)		1,187,099	87,510
Series 2024-FAIR, Class A, 6.07%, 07/15/2029 (a)(f)		400,000	412,050
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 11/25/2045) (a)(f)		305,600	255,534
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 12/25/2047) (a)(f)		255,394	212,565
GSAA Trust
Series 2006-4, Class 4A3, 4.22%, 03/25/2036 (Callable 10/25/2024) (f)		380,444	230,399
Series 2007-7, Class A4, 5.51% (1 mo. Term SOFR + 0.65%), 07/25/2037 (Callable 10/25/2024)		88,029	85,570
GSCG Trust, Series 2019-600C, Class E, 4.12%, 09/06/2034 (a)(f)		183,000	14,151
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039 (a)(f)		500,000	510,603
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 05/25/2038) (a)(f)		301,122	250,625
INTOWN Mortgage Trust, Series 2022-STAY, Class B, 8.38% (1 mo. Term SOFR + 3.29%), 08/15/2039 (Callable 08/15/2025) (a)		140,000	140,347
JP Morgan Chase Commercial Mortgage Securities, Series 2018-AON, Class D, 4.77%, 07/05/2031 (a)(f)		132,000	82,871
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.04%, 01/25/2049 (Callable 10/25/2024) (a)(f)		428,965	399,886
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 06/25/2031) (a)(f)		7,448	6,800
Series 2019-8, Class B2A, 3.17%, 03/25/2050 (Callable 06/25/2031) (a)(f)		179,482	157,810
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 06/25/2039) (a)(f)		176,251	155,979
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 02/25/2048) (a)(f)		437,689	370,658
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.62%, 06/15/2049 (Callable 03/15/2026) (f)(g)		862,335	12,727
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.39% (1 mo. Term SOFR + 2.29%), 12/15/2036 (a)		300,000	300,749
Life Mortgage Trust US
Series 2022-BMR2, Class A1, 6.39% (1 mo. Term SOFR + 1.30%), 05/15/2039 (Callable 05/15/2025) (a)		170,000	165,330
Series 2022-BMR2, Class B, 6.89% (1 mo. Term SOFR + 1.79%), 05/15/2039 (Callable 05/15/2025) (a)		250,000	238,215
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C, 4.76%, 03/10/2049 (Callable 03/10/2026) (a)(f)		274,000	254,048
Series 2016-4, Class XA, 1.83%, 03/10/2049 (Callable 03/10/2026) (a)(f)(g)		816,270	9,391
Series 2017-5, Class X, 0.99%, 03/10/2050 (Callable 03/10/2027) (a)(f)(g)		1,777,812	24,679
MF1 Multifamily Housing Mortgage Loan Trust
Series 2023-FL12, Class C, 8.74% (1 mo. Term SOFR + 3.78%), 10/19/2038 (Callable 04/19/2025) (a)		100,000	100,185
Series 2024-FL15, Class B, 7.51% (1 mo. Term SOFR + 2.49%), 08/18/2041 (Callable 07/18/2026) (a)		100,000	100,000
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 10/25/2024) (a)(f)		85,847	79,871
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 7.81% (1 mo. Term SOFR + 2.72%), 04/15/2038 (a)		251,663	250,244
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.06%, 12/15/2047 (Callable 10/15/2026) (f)(g)		1,250,559	977
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.78%, 12/15/2049 (Callable 09/15/2026) (f)(g)		2,578,240	26,180
Series 2019-NUGS, Class E, 7.46% (1 mo. Term SOFR + 2.36%), 12/15/2036 (a)		147,000	7,350
Series 2019-NUGS, Class F, 8.06% (1 mo. Term SOFR + 2.96%), 12/15/2036 (a)		125,000	2,500
Series 2019-PLND, Class E, 7.36% (1 mo. Term SOFR + 2.26%), 05/15/2036 (Callable 10/15/2024) (a)		189,000	15,421
One New York Plaza Trust, Series 2020-1NYP, Class C, 7.41% (1 mo. Term SOFR + 2.31%), 01/15/2036 (a)		160,000	148,629
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (a)(f)		350,000	355,595
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.86%, 10/25/2049 (Callable 01/25/2031) (a)(f)		921,985	878,366
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 02/25/2041) (a)(f)		200,000	129,003
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 12/25/2045) (a)(f)		430,585	358,378
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.72%, 03/25/2051 (Callable 01/25/2040) (a)(f)		450,503	381,842
RLGH Trust, Series 2021-TROT, Class A, 6.01% (1 mo. Term SOFR + 0.91%), 04/15/2036 (a)		100,000	98,502
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040 (a)		100,000	100,758
Sequoia Mortgage Trust
Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 06/25/2048) (a)(f)		456,948	376,667
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 07/25/2037) (a)(f)		200,000	198,742
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.98%, 10/10/2048 (Callable 07/10/2026) (f)(g)		836,969	17,099
SMRT 2022-MINI, Series 2022-MINI, Class B, 6.45% (1 mo. Term SOFR + 1.35%), 01/15/2039 (a)		250,000	246,722
UBS Commercial Mortgage Trust
Series 2017-C4, Class C, 4.68%, 10/15/2050 (Callable 10/15/2027) (f)		250,000	217,987
Series 2018-C9, Class XA, 1.08%, 03/15/2051 (Callable 03/15/2028) (f)(g)		2,162,868	57,710
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.47%, 05/15/2052 (Callable 03/15/2029) (f)(g)		1,386,595	66,337
Verus Securitization Trust
Series 2022-INV1, Class A1, 5.04%, 08/25/2067 (Callable 08/25/2025) (a)(h)		79,593	79,214
Series 2024-1, Class A1, 5.71%, 01/25/2069 (Callable 01/25/2027) (a)(h)		86,496	87,124
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.82%, 03/25/2037 (Callable 10/25/2024) (f)		328,035	261,612
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,257,478)			48,169,439

U.S. TREASURY SECURITIES - 11.0%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024		360,000	358,256
3.50%, 09/30/2026		633,000	631,220
1.50%, 01/31/2027		240,000	228,750
2.63%, 05/31/2027		40,000	39,025
3.50%, 09/30/2029		2,336,000	2,329,065
0.63%, 08/15/2030		1,000,000	842,656
0.88%, 11/15/2030		3,000,000	2,553,281
1.88%, 02/15/2032		515,000	454,809
2.88%, 05/15/2032		1,395,000	1,319,147
2.75%, 08/15/2032		915,000	855,096
3.50%, 02/15/2033		660,000	648,553
3.88%, 08/15/2034		2,774,900	2,793,977
1.13%, 05/15/2040		1,650,000	1,089,516
1.38%, 11/15/2040		9,800,000	6,647,156
2.38%, 02/15/2042		350,000	272,563
2.75%, 11/15/2042		90,000	73,786
3.00%, 02/15/2049		1,280,000	1,036,000
2.00%, 02/15/2050		133,000	86,658
3.63%, 02/15/2053		150,000	136,383
TOTAL U.S. TREASURY SECURITIES (Cost $22,161,645)			22,395,897

ASSET-BACKED SECURITIES - 6.6%		Par	Value
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 10/25/2036) (a)(h)		235,296	198,377
ACREC Trust, Series 2021-FL1, Class C, 7.28% (1 mo. Term SOFR + 2.26%), 10/16/2036 (Callable 10/16/2024) (a)		375,000	364,099
Air Canada, 3.70%, 01/15/2026 (a)		412,698	400,185
AMSR Trust
Series 2021-SFR1, Class E2, 2.90%, 06/17/2038 (a)		1,200,000	1,106,702
Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (a)		550,000	516,595
Applebee's Funding LLC, Series 2019-1A, Class A2II, 4.72%, 06/05/2049 (Callable 12/05/2024) (a)		99,000	97,359
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 08/17/2028) (a)		56,297	51,959
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 6.25% (1 mo. Term SOFR + 1.16%), 05/15/2038 (Callable 07/15/2026) (a)		96,285	92,129
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, 10/20/2050 (Callable 10/20/2024) (a)		98,250	97,882
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 01/25/2029) (a)		408,552	401,749
COLT Funding LLC, Series 2022-5, Class A1, 4.55%, 04/25/2067 (Callable 04/25/2025) (a)(f)		76,574	77,195
Compass Datacenters LLC, Series 2024-1A, Class B, 7.00%, 02/25/2049 (Callable 02/25/2027) (a)		250,000	257,258
Countrywide Alternative Loan Trust, Series 2006-HY11, Class A1, 5.21% (1 mo. Term SOFR + 0.35%), 06/25/2036 (Callable 10/25/2024)		201,941	187,222
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026) (a)		605,000	600,229
DB Master Finance Parent LLC, Series 2019-1A, Class A2II, 4.02%, 05/20/2049 (Callable 11/20/2024) (a)		85,500	84,385
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 07/15/2028)		100,000	100,698
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 6.24% (1 mo. Term SOFR + 1.39%), 07/25/2034 (Callable 10/25/2024)		65,043	64,630
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		91,942	88,820
GCAT, Series 2022-NQM4, Class A1, 5.27%, 08/25/2067 (Callable 08/25/2025) (a)(h)		81,956	81,947
GM Financial Leasing Trust, Series 2022-3, Class C, 5.13%, 08/20/2026 (Callable 12/20/2024)		250,000	249,586
GSAA Trust, Series 2005-6, Class M1, 5.61% (1 mo. Term SOFR + 0.76%), 06/25/2035 (Callable 10/25/2024)		91,359	90,721
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030) (a)		445,255	362,981
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 10/17/2024) (a)		76,218	72,806
KREF, Series 2022-FL3, Class A, 6.41% (1 mo. Term SOFR + 1.45%), 02/17/2039 (Callable 10/17/2024) (a)		100,000	99,688
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 08/20/2035) (a)		64,258	58,429
Morgan Stanley ABS Capital I, Inc., Series 2006-NC1, Class M1, 5.54% (1 mo. Term SOFR + 0.68%), 12/25/2035 (Callable 10/25/2024)		90,125	89,516
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 04/20/2030) (a)		136,967	128,527
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 05/20/2030) (a)		151,410	142,706
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 05/20/2030) (a)		94,987	87,609
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 01/21/2036 (Callable 10/20/2024) (a)		10,912	10,896
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 04/15/2027) (a)		41,744	39,894
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 06/15/2027) (a)		89,509	85,122
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 11/15/2027) (a)		54,379	50,924
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 08/15/2028) (a)		47,580	43,281
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 06/15/2029) (a)		41,578	37,632
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 08/15/2030) (a)		377,529	334,069
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026) (a)		483,750	449,661
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 08/15/2027) (a)		123,018	123,471
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.60%, 12/16/2030 (Callable 04/15/2025) (a)		147,670	148,567
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048 (a)(g)		136,487,304	566,777
Progress Residential Trust
Series 2021-SFR3, Class G, 4.25%, 05/17/2026 (a)		1,100,000	1,035,389
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026) (a)		700,000	658,141
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.82%, 02/25/2035 (Callable 10/25/2024) (h)		252,080	224,014
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 04/15/2026)		200,000	199,831
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027) (a)		210,000	217,821
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029) (a)		99,500	103,085
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049 (a)		120,000	119,592
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 07/15/2025) (a)		1,178	1,179
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 06/25/2026) (a)		10,000	76,501
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 07/15/2028) (a)		68,845	64,520
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 10/15/2029) (a)		10,000	314,283
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 5.29% (1 mo. Term SOFR + 0.43%), 10/25/2036 (Callable 10/25/2024)		410,358	339,046
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028) (a)		91,772	90,498
Sunrun, Inc., Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2029) (a)		90,446	85,200
Taco Bell Corp., Series 2016-1A, Class A23, 4.97%, 05/25/2046 (Callable 11/25/2024) (a)		251,250	250,419
T-Mobile US, Inc., Series 2022-1A, Class A, 4.91%, 05/22/2028 (Callable 11/20/2025) (a)		160,000	160,064
Vericrest Opportunity Loan Transferee, Series 2021-NPL1, Class A2, 4.95%, 02/27/2051 (Callable 10/25/2024) (a)(h)		726,413	713,490
Verus Securitization Trust, Series 2022-8, Class A3, 6.13%, 09/25/2067 (Callable 10/25/2025) (a)(h)		82,174	81,678
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (Callable 12/15/2024) (a)		89,244	87,523
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 12/05/2024) (a)		246,250	231,905
Zaxby's Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 07/30/2025) (a)		145,500	133,871
TOTAL ASSET-BACKED SECURITIES (Cost $14,111,232)			13,330,333

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.3%		Par	Value
Abu Dhabi Government International Bond, 3.88%, 04/16/2050 (a)		200,000	167,469
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)	AUD	240,000	171,824
2.20%, 05/15/2030	AUD	210,000	128,256
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050	BRL	190,000	144,688
Bundesrepublik Deutschland Bundesanleihe
0.00%, 02/15/2031	EUR	125,000	123,293
2.20%, 02/15/2034	EUR	165,000	185,270
0.00%, 05/15/2035	EUR	55,000	48,638
Canada Government International Bond, 2.88%, 04/28/2025		335,000	332,208
Canadian Government Bond, 1.25%, 03/01/2025	CAD	25,000	18,303
China Government Bond, 2.69%, 08/12/2026	CNY	910,000	132,284
Colombia Government International Bond, 4.13%, 05/15/2051 (Callable 11/15/2050)		200,000	126,250
CPPIB Capital, Inc., 2.25%, 12/01/2031 (a)	CAD	145,000	100,049
Finland Government Bond, 3.00%, 09/15/2033 (a)	EUR	225,000	258,206
Guatemala Government Bond, 4.38%, 06/05/2027		200,000	195,250
Indonesia Government International Bond
3.85%, 10/15/2030		200,000	195,113
3.05%, 03/12/2051		200,000	145,340
Indonesia Treasury Bond
8.38%, 09/15/2026	IDR	1,606,000,000	110,298
5.13%, 04/15/2027	IDR	1,385,000,000	89,165
6.38%, 08/15/2028	IDR	5,164,000,000	342,413
9.00%, 03/15/2029	IDR	1,457,000,000	106,455
6.50%, 02/15/2031	IDR	5,458,000,000	362,305
8.75%, 05/15/2031	IDR	3,000,000,000	221,849
6.38%, 04/15/2032	IDR	4,485,000,000	294,754
6.63%, 05/15/2033	IDR	1,779,000,000	118,279
6.63%, 02/15/2034	IDR	1,680,000,000	111,874
7.50%, 06/15/2035	IDR	1,015,000,000	71,533
7.50%, 05/15/2038	IDR	701,000,000	49,607
Inter-American Development Bank, 4.60%, 03/01/2029	CAD	120,000	94,751
Ireland Government Bond, 1.10%, 05/15/2029	EUR	45,000	47,773
Japan Government Twenty Year Bond, 2.10%, 12/20/2025	JPY	98,700,000	701,898
Korea Treasury Bond
2.38%, 03/10/2027	KRW	804,700,000	607,200
2.13%, 06/10/2027	KRW	293,300,000	219,975
3.13%, 09/10/2027	KRW	103,300,000	79,576
1.38%, 12/10/2029	KRW	377,860,000	266,877
4.25%, 12/10/2032	KRW	178,720,000	148,591
3.25%, 06/10/2033	KRW	207,000,000	160,943
Malaysia Government Bond, 3.84%, 04/15/2033	MYR	980,000	238,969
Mexican Bonos, 5.00%, 03/06/2025	MXN	7,324,000	365,364
New South Wales Treasury Corp.
1.50%, 02/20/2032	AUD	455,000	256,982
2.00%, 03/08/2033	AUD	175,000	99,253
2.25%, 05/07/2041	AUD	205,000	95,460
New Zealand Government Bond
0.50%, 05/15/2026	NZD	785,000	472,710
4.25%, 05/15/2034	NZD	330,000	209,418
4.50%, 05/15/2035	NZD	445,000	286,054
4.25%, 05/15/2036	NZD	273,000	170,221
New Zealand Local Government Funding Agency Bond, 3.50%, 04/14/2033	NZD	132,000	76,569
Norway Government Bond
1.75%, 03/13/2025 (a)	NOK	1,475,000	138,136
1.25%, 09/17/2031 (a)	NOK	1,170,000	97,097
2.13%, 05/18/2032 (a)	NOK	5,115,000	447,532
Panama Government International Bond, 3.88%, 03/17/2028 (Callable 12/17/2027)		200,000	193,000
Paraguay Government International Bond, 4.70%, 03/27/2027		200,000	199,500
Philippine Government Bond
2.63%, 08/12/2025	PHP	16,740,000	291,688
3.63%, 09/09/2025	PHP	6,865,000	120,428
6.13%, 08/22/2028	PHP	10,645,000	193,810
6.25%, 02/28/2029	PHP	9,700,000	177,592
6.50%, 05/19/2029	PHP	8,780,000	162,262
6.75%, 09/15/2032	PHP	9,250,000	176,384
8.00%, 09/30/2035	PHP	3,300,000	69,854
Province of Quebec Canada, 4.50%, 09/08/2033		153,000	156,646
Queensland Treasury Corp.
4.50%, 08/22/2035 (a)	AUD	165,000	110,708
5.25%, 07/21/2036 (a)	AUD	385,000	272,948
2.25%, 11/20/2041 (a)	AUD	200,000	92,298
Republic of Italy Government International Bond, 1.25%, 02/17/2026		200,000	192,012
Singapore Government Bond
2.38%, 06/01/2025	SGD	5,000	3,878
3.38%, 09/01/2033	SGD	265,000	218,553
South Australian Government Financing Authority, 4.75%, 05/24/2038	AUD	160,000	107,213
Treasury Corp. of Victoria, 2.25%, 11/20/2034	AUD	150,000	82,125
United Kingdom Gilt
0.25%, 01/31/2025	GBP	140,000	184,740
3.25%, 01/31/2033	GBP	145,000	184,533
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,728,252)			12,822,494

COLLATERALIZED LOAN OBLIGATIONS - 4.9%		Par	Value
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 8.11% (1 mo. Term SOFR + 3.01%), 11/15/2036 (Callable 10/15/2024) (a)		275,000	264,427
ARES CLO, Series 2018-49A, Class C, 7.49% (3 mo. Term SOFR + 2.21%), 07/22/2030 (Callable 10/22/2024) (a)		1,000,000	1,000,469
Bain Capital Credit CLO, Series 2024-4A, Class C, 6.77% (3 mo. Term SOFR + 1.90%), 10/23/2037 (Callable 10/23/2026) (a)		250,000	251,201
BDS Ltd., Series 2021-FL10, Class A, 6.48% (1 mo. Term SOFR + 1.46%), 12/16/2036 (Callable 10/16/2024) (a)		71,885	71,683
BlueMountain CLO Ltd., Series 2021-28A, Class C, 7.56% (3 mo. Term SOFR + 2.26%), 04/15/2034 (Callable 10/15/2024) (a)		250,000	250,125
Canyon Capital CLO Ltd.
Series 2014-1A, Class CR, 8.27% (3 mo. Term SOFR + 3.01%), 01/30/2031 (Callable 10/30/2024) (a)		250,000	244,578
Series 2021-2A, Class D, 8.91% (3 mo. Term SOFR + 3.61%), 04/15/2034 (Callable 10/15/2024) (a)		500,000	500,814
Carlyle Global Market Strategies, Series 2018-4A, Class D1R, 7.97% (3 mo. Term SOFR + 3.10%), 10/17/2037 (a)		500,000	497,486
Cent CLO, Series 2018-27A, Class DR, 9.38% (3 mo. Term SOFR + 4.09%), 01/25/2035 (Callable 10/25/2024) (a)		500,000	493,958
CIFC Funding Ltd., Series 2015-4A, Class BR2, 7.44% (3 mo. Term SOFR + 2.16%), 04/20/2034 (Callable 10/20/2024) (a)		250,000	250,131
Empower CLO Ltd., Series 2024-2A, Class C, 7.43% (3 mo. Term SOFR + 2.10%), 07/15/2037 (Callable 07/15/2026) (a)		500,000	499,685
HIG RCP LLC, Series 2023-FL1, Class B, 0.00% (1 mo. Term SOFR + 3.61%), 09/19/2038 (Callable 08/19/2026) (a)		100,000	101,250
LCM LP, Series 24A, Class CR, 7.44% (3 mo. Term SOFR + 2.16%), 03/20/2030 (Callable 10/20/2024) (a)		250,000	250,500
Lument Finance Trust, Inc., Series 2021-FL1, Class B, 6.96% (1 mo. Term SOFR + 1.86%), 06/15/2039 (Callable 10/15/2024) (a)		100,000	99,508
Madison Park Funding Ltd., Series 2016-21A, Class BRR, 7.76% (3 mo. Term SOFR + 2.46%), 10/15/2032 (Callable 10/15/2024) (a)		250,000	250,442
Neuberger Berman CLO Ltd., Series 2021-40A, Class C, 7.30% (3 mo. Term SOFR + 2.01%), 04/16/2033 (Callable 10/16/2024) (a)		250,000	250,299
Octagon Investment Partners Ltd., Series 2012-1A, Class CRR, 9.46% (3 mo. Term SOFR + 4.16%), 07/15/2029 (Callable 10/15/2024) (a)		500,000	501,463
OHA Credit Funding
Series 2020-5A, Class E, 11.79% (3 mo. Term SOFR + 6.51%), 04/18/2033 (Callable 10/18/2024) (a)		500,000	502,597
Series 2021-8A, Class C, 7.44% (3 mo. Term SOFR + 2.16%), 01/18/2034 (Callable 10/18/2024) (a)		250,000	250,094
Palmer Square CLO Ltd., Series 2023-1A, Class C, 8.53% (3 mo. Term SOFR + 3.25%), 01/20/2036 (Callable 01/20/2025) (a)		500,000	504,267
Palmer Square Loan Funding Ltd., Series 2022-2A, Class B, 7.50% (3 mo. Term SOFR + 2.20%), 10/15/2030 (Callable 10/15/2024) (a)		800,000	801,085
PFP III Ltd.
Series 2021-8, Class C, 7.01% (1 mo. Term SOFR + 1.91%), 08/09/2037 (Callable 09/14/2025) (a)		100,000	99,839
Series 2024-11, Class B, 7.57% (1 mo. Term SOFR + 2.49%), 09/17/2039 (Callable 10/17/2026) (a)		100,000	99,822
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 6.30% (3 mo. Term SOFR + 1.36%), 10/15/2037 (Callable 10/15/2026) (a)		500,000	500,088
TCI-Flatiron CLO Ltd., Series 2018-1A, Class CR, 7.28% (3 mo. Term SOFR + 2.01%), 01/29/2032 (Callable 10/29/2024) (a)		250,000	250,157
TCW CLO Ltd.
Series 2021-1A, Class C, 7.44% (3 mo. Term SOFR + 2.16%), 03/18/2034 (Callable 10/20/2024) (a)		250,000	250,146
Series 2023-1A, Class C, 8.76% (3 mo. Term SOFR + 3.50%), 04/28/2036 (Callable 04/28/2025) (a)		400,000	404,135
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 7.23% (1 mo. Term SOFR + 2.15%), 02/15/2039 (Callable 10/15/2024) (a)		100,000	99,007
Wind River CLO Ltd., Series 2014-3A, Class DR2, 8.94% (3 mo. Term SOFR + 3.66%), 10/22/2031 (Callable 10/22/2024) (a)		500,000	485,257
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,025,147)			10,024,513

BANK LOANS - 4.3%		Par	Value
Fleetcor Technologies (Corpay) T/L B-5, 6.92%, 04/28/2028		85,000	85,007
Thunder Generation T/L (9/24), 7.96%, 09/27/2031		55,000	55,000

Basic Materials - 0.2%
Hexion Holdings Corp., Senior Secured First Lien, 9.77% (3 mo. SOFR US + 4.50%), 03/15/2029 (Callable 10/31/2024)		29,772	29,593
INEOS US Finance LLC, Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 02/07/2031 (Callable 10/31/2024)		125,492	125,790
INEOS US Petrochem LLC, Senior Secured First Lien, 9.30% (1 mo. SOFR US + 4.25%), 03/29/2029 (Callable 10/31/2024)		64,675	64,776
Lummus Technology Holdings V LLC, Senior Secured First Lien, 8.57% (1 mo. SOFR US + 3.50%), 12/31/2029 (Callable 10/31/2024)		38,524	38,682
Olympus Water US Holding Corp., Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.50%), 06/23/2031 (Callable 10/31/2024)		74,813	74,906
			333,747

Communications - 0.2%
Acuris Finance US, Inc., Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.00%), 02/16/2028 (Callable 10/31/2024)		40,361	40,260
Altice France SA, Senior Secured First Lien, 10.80% (3 mo. SOFR US + 5.50%), 08/31/2028 (Callable 10/31/2024)		24,725	18,605
Cengage Learning, Inc., Senior Secured First Lien, 9.54% (6 mo. SOFR US + 4.25%), 03/24/2031 (Callable 10/31/2024)		24,875	24,959
CSC Holdings LLC, Senior Secured First Lien, 7.17% (1 mo. Synthetic LIBOR + 2.50%), 04/15/2027 (Callable 10/31/2024) (e)		24,741	22,709
Directv Financing LLC, Senior Secured First Lien, 10.22% (1 mo. SOFR US + 5.00%), 08/02/2027 (Callable 10/31/2024)		13,972	13,998
Frontier Communications Holdings LLC, Senior Secured First Lien, 8.76% (6 mo. SOFR US + 3.50%), 07/01/2031 (Callable 10/31/2024)		55,000	55,481
Gogo Intermediate Holdings LLC, Senior Secured First Lien, 9.23% (1 mo. SOFR US + 3.75%), 04/28/2028 (Callable 10/31/2024)		53,922	50,979
NEP Group, Inc., Senior Secured First Lien
8.23% (1 mo. SOFR US + 3.25%), 08/19/2026		34,111	32,811
8.23% (1 mo. SOFR US + 3.25%), 08/19/2026		931	896
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.60% (1 mo. SOFR US + 4.75%), 03/15/2030 (Callable 10/31/2024)		39,308	39,340
Zayo Group Holdings, Inc., Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.00%), 03/09/2027 (Callable 10/31/2024)		20,000	18,327
			318,365

Consumer, Cyclical - 1.5%
1011778 BC ULC, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 09/23/2030 (Callable 10/31/2024)		887,963	880,513
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 10.56% (3 mo. SOFR US + 4.75%), 04/20/2028 (Callable 10/31/2024)		198,750	204,629
BCPE Empire Holdings, Inc., Senior Secured First Lien, 8.85% (1 mo. SOFR US + 4.00%), 12/26/2028 (Callable 10/31/2024)		64,675	64,776
Caesars Entertainment, Inc., Senior Secured First Lien, 7.70% (1 mo. SOFR US + 2.75%), 02/06/2030 (Callable 10/31/2024)		51,975	52,076
Carnival Corp., Senior Secured First Lien
8.00% (1 mo. SOFR US + 2.75%), 08/09/2027 (Callable 10/31/2024)		62,325	62,578
8.00% (1 mo. SOFR US + 2.75%), 10/18/2028 (Callable 10/31/2024)		210,625	211,305
ClubCorp Holdings, Inc., Senior Secured First Lien
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026		25,236	25,306
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026		1,029	1,032
Delta 2 Lux Sarl
7.20% (1 mo. Term SOFR + 2.00%), 09/19/2031 (Callable 10/31/2024)		91,667	91,829
7.20% (1 mo. Term SOFR + 2.00%), 09/19/2031 (Callable 10/31/2024)		46,333	46,415
EG America LLC, Senior Secured First Lien, 11.35% (SOFR + 5.50%), 02/07/2028 (Callable 10/31/2024)		29,774	29,799
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 8.85% (1 mo. SOFR US + 3.75%), 01/29/2029 (Callable 10/31/2024)		132,057	131,842
GBT US III LLC, Senior Secured First Lien, 8.28% (3 mo. SOFR US + 3.00%), 07/28/2031 (Callable 10/31/2024)		20,000	19,983
Great Outdoors Group LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 03/06/2028 (Callable 10/31/2024)		99,450	99,564
Harbor Freight Tools USA, Inc., Senior Secured First Lien
7.24% (3 mo. SOFR US + 2.50%), 06/11/2031 (Callable 10/31/2024)		4,114	4,057
7.35% (1 mo. SOFR US + 2.50%), 06/11/2031 (Callable 10/31/2024)		30,886	30,455
Hunter Douglas, Inc., Senior Secured First Lien
8.57% (3 mo. SOFR US + 3.50%), 02/26/2029 (Callable 10/31/2024)		45,205	44,951
8.57% (3 mo. SOFR US + 3.50%), 02/26/2029 (Callable 10/31/2024)		16,657	16,563
JetBlue Airways Corp., Senior Secured First Lien, 10.27% (3 mo. SOFR US + 5.50%), 08/27/2029 (Callable 10/31/2024)		36,000	35,336
LBM Acquisition LLC, Senior Secured First Lien, 9.07% (1 mo. SOFR US + 3.75%), 06/06/2031 (Callable 10/31/2024)		129,675	127,372
LC Ahab US Bidco LLC, Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 05/01/2031 (Callable 10/31/2024)		45,000	45,253
Motion Finco Sarl, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.50%), 11/30/2029 (Callable 10/31/2024)		59,638	57,469
Ontario Gaming GTA LP, Senior Secured First Lien, 8.89% (3 mo. SOFR US + 4.25%), 08/01/2030 (Callable 10/31/2024)		30,716	30,725
Ovg Business Services LLC, Senior Secured First Lien, 7.85% (1 mo. SOFR US + 3.00%), 06/25/2031 (Callable 10/31/2024)		40,000	39,850
PetSmart LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 02/14/2028 (Callable 10/31/2024)		72,750	72,237
RH First Lien, 7.86% (1 mo. Term SOFR + 2.50%), 10/20/2028 (Callable 10/31/2024)		49,871	48,064
SWF Holdings I Corp., Senior Secured First Lien, 9.07% (1 mo. SOFR US + 4.00%), 10/06/2028 (Callable 10/31/2024)		14,273	11,871
Travel + Leisure Co., Senior Secured First Lien, 8.37% (1 mo. SOFR US + 3.25%), 12/14/2029 (Callable 10/31/2024)		64,674	64,941
United Airlines, Inc., Senior Secured First Lien, 8.03% (3 mo. SOFR US + 2.75%), 02/24/2031 (Callable 10/31/2024)		308,975	309,940
WestJet Loyalty LP, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.75%), 02/14/2031 (Callable 10/31/2024)		69,650	69,026
White Cap Supply Holdings LLC, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 10/31/2029 (Callable 10/31/2024)		35,000	34,788
			2,964,545

Consumer, Non-cyclical - 0.8%
ADMI Corp., Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.75%), 12/23/2027		49,478	48,532
Allied Universal Holdco LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 3.75%), 05/15/2028 (Callable 10/31/2024)		123,446	122,382
Aveanna Healthcare LLC, Senior Secured First Lien, 9.01% (3 mo. SOFR US + 3.75%), 07/17/2028 (Callable 10/31/2024)		117,924	115,462
Bausch + Lomb Corp., Senior Secured First Lien, 8.37% (1 mo. SOFR US + 3.25%), 05/10/2027 (Callable 10/31/2024)		131,577	131,266
Camelot US Acquisition LLC, Senior Secured First Lien
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 10/31/2024)		31,766	31,758
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 10/31/2024)		7,405	7,403
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 10/31/2024)		629	629
CHG Healthcare Services, Inc., Senior Secured First Lien
8.57% (1 mo. SOFR US + 3.50%), 09/29/2028 (Callable 10/31/2024)		64,010	64,094
8.57% (1 mo. SOFR US + 3.50%), 09/29/2028 (Callable 10/31/2024)		34,912	35,007
EAB Global, Inc., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 08/16/2028 (Callable 10/31/2024)		29,850	29,779
First Advantage Holdings LLC, 8.35% (1 mo. Term SOFR + 3.25%), 09/19/2031 (Callable 10/31/2024)		135,000	134,578
Gainwell Acquisition Corp., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.00%), 10/01/2027 (Callable 10/31/2024)		129,896	123,970
Garda World Security Corp., Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.50%), 02/01/2029 (Callable 10/31/2024)		74,619	74,703
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 2.00%), 11/15/2027 (Callable 10/31/2024)		15,184	14,785
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 9.31% (3 mo. SOFR US + 4.00%), 07/08/2031 (Callable 10/31/2024)		20,000	18,800
LifePoint Health, Inc., Senior Secured First Lien, 10.32% (3 mo. SOFR US + 4.75%), 11/16/2028 (Callable 10/31/2024)		123,925	124,018
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 05/04/2028 (Callable 10/31/2024)		46,430	46,461
Medline Borrower LP, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 10/23/2028 (Callable 10/31/2024)		85,000	84,992
Pacific Dental Services, Inc., Senior Secured First Lien, 7.85% (1 mo. SOFR US + 2.75%), 03/17/2031 (Callable 10/31/2024)		79,600	79,650
Radiology Partners T/L, Senior Secured First Lien
9.14% (3 mo. SOFR US + 3.50%), 01/31/2029		31,550	30,998
9.14% (3 mo. SOFR US + 3.50%), 01/31/2029		569	559
Sotera Health Holdings LLC, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 05/30/2031 (Callable 10/31/2024)		80,000	79,850
Triton Water Holdings, Inc., Senior Secured First Lien, 9.11% (3 mo. SOFR US + 3.25%), 03/31/2028 (Callable 10/31/2024)		124,357	124,283
United Rentals North America, Inc., Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 02/14/2031 (Callable 10/31/2024)		74,625	75,241
Vestis Corp., Senior Secured First Lien, 7.37% (3 mo. SOFR US + 2.25%), 02/24/2031 (Callable 10/31/2024)		29,094	28,962
Wand NewCo 3, Inc., Senior Secured First Lien
7.85% (3 mo. SOFR US + 3.25%), 01/30/2031 (Callable 10/31/2024)		22,018	22,018
8.10% (1 mo. SOFR US + 3.25%), 01/30/2031 (Callable 10/31/2024)		37,832	37,832
			1,688,012

Energy - 0.0%(j)
Apro LLC, Senior Secured First Lien, 8.87% (1 mo. SOFR US + 3.75%), 07/09/2031 (Callable 10/31/2024)		45,000	45,211
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.39% (3 mo. SOFR US + 4.75%), 06/27/2029 (Callable 10/31/2024)		15,000	14,523
			59,734

Financial - 0.5%
Acrisure LLC, Senior Secured First Lien, 8.21% (3 mo. SOFR US + 3.25%), 11/06/2030 (Callable 10/31/2024)		127,360	126,366
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 7.96% (1 mo. SOFR US + 3.00%), 09/19/2031 (Callable 10/31/2024)		99,250	98,806
Allspring Buyer LLC, Senior Secured First Lien, 8.40% (3 mo. SOFR US + 3.25%), 11/01/2028 (Callable 10/31/2024)		99,466	99,279
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
8.35% (1 mo. SOFR US + 3.75%), 02/18/2031 (Callable 10/31/2024)		1,797	1,803
8.53% (6 mo. SOFR US + 3.75%), 02/18/2031 (Callable 10/31/2024)		8,570	8,601
8.53% (6 mo. SOFR US + 3.75%), 02/18/2031 (Callable 10/31/2024)		20,454	20,527
AssuredPartners, Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 02/14/2031 (Callable 10/31/2024)		89,562	89,578
Asurion LLC, Senior Secured First Lien, 9.30% (1 mo. SOFR US + 4.25%), 08/21/2028 (Callable 10/31/2024)		44,660	44,070
BroadStreet Partners, Inc., Senior Secured First Lien
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031 (Callable 10/31/2024)		31,671	31,581
8.10% (1 mo. SOFR US + 3.25%), 06/16/2031 (Callable 10/31/2024)		3,242	3,233
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 10.10% (1 mo. SOFR US + 5.25%), 10/06/2028 (Callable 10/31/2024)		25,000	24,990
Focus Financial Partners LLC
8.33% (1 mo. Term SOFR + 3.25%), 09/17/2031 (Callable 10/31/2024)		112,877	112,669
8.41% (1 mo. Term SOFR + 3.25%), 09/17/2031 (Callable 10/31/2024)		12,123	12,101
GTCR Everest Borrower LLC, Senior Secured First Lien, 7.60% (3 mo. SOFR US + 3.00%), 09/05/2031 (Callable 10/31/2024)		20,000	19,791
Hightower Holding LLC, Senior Secured First Lien, 8.75% (3 mo. SOFR US + 3.50%), 04/21/2028 (Callable 10/31/2024)		79,800	79,937
OneDigital Borrower LLC, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 07/02/2031 (Callable 10/31/2024)		89,775	89,177
OneDigital Borrower LLC, Senior Secured Second Lien, 10.10% (1 mo. SOFR US + 5.25%), 07/02/2032 (Callable 10/31/2024)		30,000	29,775
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 8.25% (3 mo. SOFR US + 3.00%), 02/24/2028 (Callable 10/31/2024)		65,000	64,953
			957,237

Industrial - 0.6%
AECOM, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 1.88%), 04/17/2031 (Callable 10/31/2024)		244,388	246,603
Berry Global, Inc., Senior Secured First Lien, 7.43% (3 mo. SOFR US + 1.75%), 07/02/2029 (Callable 10/31/2024)		391,374	392,981
Brand Industrial Services, Inc., Senior Secured First Lien, 9.75% (3 mo. SOFR US + 4.50%), 08/01/2030 (Callable 10/31/2024)		29,775	29,017
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/24/2028 (Callable 10/31/2024)		78,642	78,792
Madison Safety & Flow LLC, 8.36% (1 mo. Term SOFR + 3.25%), 09/26/2031 (Callable 10/31/2024)		25,000	25,024
Nvent Thermal LLC, 8.70% (1 mo. Term SOFR + 3.50%), 09/12/2031 (Callable 10/31/2024)		50,000	50,011
Pretium PKG Holdings, Inc., Senior Secured First Lien
7.75% (3 mo. SOFR US + 2.50%), 10/02/2028		22,216	22,668
7.75% (3 mo. SOFR US + 2.50%), 10/02/2028		473	482
8.44% (3 mo. SOFR US + 3.20%), 10/02/2028		35,940	28,961
8.44% (3 mo. SOFR US + 3.20%), 10/02/2028		652	525
Restaurant Technologies, Inc., Senior Secured First Lien
8.85% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 10/31/2024)		33,366	31,727
8.85% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 10/31/2024)		3,177	3,021
8.85% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 10/31/2024)		3,177	3,021
Standard Aero Ltd., Senior Secured First Lien, 8.35% (1 mo. SOFR US + 3.50%), 08/24/2028 (Callable 10/31/2024)		30,323	30,380
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (6 mo. SOFR US + 5.00%), 02/15/2029 (Callable 10/31/2024)		89,775	89,451
TransDigm, Inc., Senior Secured First Lien
7.35% (3 mo. SOFR US + 2.75%), 03/22/2030 (Callable 10/31/2024)		29,850	29,879
7.10% (3 mo. SOFR US + 2.50%), 02/28/2031 (Callable 10/31/2024)		74,813	74,605
7.32% (3 mo. SOFR US + 2.50%), 01/19/2032 (Callable 10/31/2024)		185,000	184,479
			1,321,627

Technology - 0.5%
Access CIG LLC, Senior Secured First Lien, 10.25% (3 mo. SOFR US + 5.00%), 08/18/2028 (Callable 10/31/2024)		30,761	30,931
Amazon Holdco, Inc., 8.10% (1 mo. Term SOFR + 2.25%), 09/29/2031 (Callable 10/31/2024)		60,000	59,887
Applied Systems, Inc., Senior Secured Second Lien, 9.85% (3 mo. SOFR US + 5.25%), 02/23/2032 (Callable 10/31/2024)		10,000	10,321
Ascend Learning LLC, Senior Secured First Lien
8.55% (1 mo. SOFR US + 3.50%), 12/11/2028 (Callable 10/31/2024)		63,206	62,990
8.55% (1 mo. SOFR US + 3.50%), 12/11/2028 (Callable 10/31/2024)		61,220	61,011
AthenaHealth Group, Inc., Senior Secured First Lien, 8.50% (1 mo. SOFR US + 3.25%), 02/15/2029 (Callable 10/31/2024)		65,785	65,484
BCPE Pequod Buyer, Inc., 8.42% (1 mo. Term SOFR + 3.50%), 09/19/2031 (Callable 10/31/2024)		10,000	9,968
Boxer Parent Co., Inc., Senior Secured First Lien, 9.01% (3 mo. SOFR US + 3.75%), 07/30/2031 (Callable 10/31/2024)		120,000	119,905
Boxer Parent Co., Inc., Senior Secured Second Lien, 11.01% (3 mo. SOFR US + 5.75%), 07/30/2032 (Callable 10/31/2024)		30,000	29,575
Central Parent, Inc., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 07/06/2029 (Callable 10/31/2024)		75,000	74,313
Cloud Software Group, Inc., Senior Secured First Lien
8.60% (3 mo. SOFR US + 4.00%), 03/29/2029 (Callable 10/31/2024)		24,875	24,802
8.60% (3 mo. SOFR US + 4.00%), 03/29/2029 (Callable 10/31/2024)		63	62
Cornerstone OnDemand, Inc., Senior Secured First Lien, 9.37% (1 mo. SOFR US + 3.75%), 10/16/2028 (Callable 10/31/2024)		38,484	36,151
Cotiviti, Inc., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.25%), 04/30/2031 (Callable 10/31/2024)		99,500	99,562
Dcert Buyer, Inc., Senior Secured First Lien, 9.25% (1 mo. SOFR US + 4.00%), 10/16/2026 (Callable 10/31/2024)		32,587	31,701
McAfee Corp., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.25%), 03/01/2029 (Callable 10/31/2024)		38,980	38,892
Mitchell International, Inc., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 06/17/2031 (Callable 10/31/2024)		129,690	127,945
Mitchell International, Inc., Senior Secured Second Lien, 10.10% (1 mo. SOFR US + 5.25%), 06/17/2032 (Callable 10/31/2024)		30,000	29,538
Polaris Newco LLC, Senior Secured First Lien, 9.63% (3 mo. SOFR US + 4.00%), 06/05/2028 (Callable 10/31/2024)		29,923	29,463
			942,501

Utilities - 0.0%(j)
Alpha Generation LLC, 7.85% (1 mo. Term SOFR + 2.75%), 09/30/2031 (Callable 10/31/2024)		45,000	45,064
Edgewater Generation LLC, Senior Secured First Lien, 9.10% (1 mo. SOFR US + 4.25%), 08/01/2030 (Callable 10/31/2024)		30,000	30,300
Lightning Power LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.25%), 08/18/2031 (Callable 10/31/2024)		40,000	40,128
			115,492
TOTAL BANK LOANS (Cost $8,844,330)			8,841,267

OPEN END FUNDS - 2.5%		Shares	Value
Voya VACS Series EMHCD Fund		164,562	1,792,077
Voya VACS Series HYB Fund		313,049	3,261,968
TOTAL OPEN END FUNDS (Cost $5,458,097)			5,054,045

CONVERTIBLE BONDS - 1.2%		Par	Value
Communications - 0.3%
Liberty Broadband Corp., 3.13%, 03/31/2053 (Callable 04/06/2026) (a)		380,000	374,156
Liberty Media Corp., 2.38%, 09/30/2053 (Callable 09/30/2028) (a)		100,000	118,985
Uber Technologies, Inc., 0.88%, 12/01/2028 (a)		162,000	202,506
			695,647

Consumer, Cyclical - 0.4%
Air Canada, 4.00%, 07/01/2025 (b)		100,000	101,583
American Airlines Group, Inc., 6.50%, 07/01/2025		225,000	230,049
Burlington Stores, Inc., 1.25%, 12/15/2027		160,000	224,680
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027		165,000	152,524
Southwest Airlines Co., 1.25%, 05/01/2025		180,000	181,779
			890,615

Financial - 0.1%
DBS Group Holdings Ltd., 1.82% to 03/10/2026 then 5 yr. CMT Rate + 1.10%, 03/10/2031 (Callable 03/10/2026)		200,000	191,994

Utilities - 0.4%
American Water Capital Corp., 3.63%, 06/15/2026		190,000	194,288
CenterPoint Energy, Inc., 4.25%, 08/15/2026		210,000	212,970
Southern Co., 4.50%, 06/15/2027 (a)		190,000	206,878
TXNM Energy, Inc., 5.75%, 06/01/2054 (a)		130,000	140,366
			754,502
TOTAL CONVERTIBLE BONDS (Cost $2,492,122)			2,532,758

FOREIGN GOVERNMENT AGENCY ISSUES - 1.2%		Par	Value
CDP Financial, Inc., 4.20%, 12/02/2030	CAD	250,000	194,826
Export-Import Bank of India, 3.88%, 02/01/2028 (a)		200,000	196,062
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/2030 (a)		200,000	187,540
Kuntarahoitus Oyj, 6.01% (Norway Interbank Offered Rate Fixing 3 Month + 1.25%), 01/10/2025	NOK	1,000,000	95,084
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000)
10.00%, 01/01/2025	BRL	2,595,000	474,827
10.00%, 01/01/2027	BRL	3,360,000	590,227
Province of British Columbia Canada, 4.20%, 07/06/2033		145,000	145,315
Province of Ontario Canada
1.35%, 12/02/2030	CAD	395,000	262,369
3.45%, 06/02/2045	CAD	210,000	141,347
Republic of Austria Government Bond, 2.90%, 02/20/2033 (a)	EUR	110,000	125,275
Treasury Corp. of Victoria, 4.75%, 09/15/2036	AUD	145,000	97,600
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,610,806)			2,510,472

MUNICIPAL BONDS - 1.1%		Par	Value
Board of Regents of the University of Texas System, 2.44%, 08/15/2049 (Callable 02/15/2049)		170,000	113,778
Board of Water Commissioners City & County of Denver, 5.00%, 09/15/2049 (Callable 09/15/2034)		30,000	33,482
City of Norfolk VA, 1.80%, 10/01/2031 (Callable 10/01/2030)		65,000	56,396
Commonwealth of Massachusetts, 2.90%, 09/01/2049		45,000	33,456
Massachusetts Development Finance Agency, 5.00%, 09/01/2059 (Callable 09/01/2029) (Obligor: Worcester Polytechnic Inst)		50,000	53,921
Massachusetts Educational Financing Authority
6.07%, 07/01/2033		120,000	126,194
5.95%, 07/01/2044 (Callable 07/01/2033)		110,000	115,573
Massachusetts Water Resources Authority, 3.12%, 08/01/2039 (Callable 08/01/2029)		155,000	131,927
New York Power Authority, 5.00%, 11/15/2042 (Callable 11/15/2034)		25,000	28,774
Port Authority of New York & New Jersey
5.00%, 09/01/2032 (k)		100,000	111,451
5.00%, 09/01/2036 (Callable 09/01/2034) (k)		35,000	39,212
Salt River Project Agricultural Improvement & Power District
5.00%, 05/01/2039 (Callable 11/01/2034)		70,000	82,080
5.00%, 01/01/2054 (Callable 01/01/2035)		185,000	204,318
5.25%, 01/01/2054 (Callable 01/01/2035)		300,000	339,006
South Carolina Public Service Authority, 5.74%, 01/01/2030		33,000	34,347
State Board of Administration Finance Corp.
2.15%, 07/01/2030		48,000	42,642
5.53%, 07/01/2034 (Callable 01/01/2034)		110,000	115,984
State of Texas, 5.24%, 10/01/2043 (Callable 10/01/2033)		210,000	217,631
Texas Natural Gas Securitization Finance Corp., 5.17%, 04/01/2041		135,000	142,258
Texas Water Development Board, 4.13%, 10/15/2047 (Callable 10/15/2034)		125,000	125,380
University of Nebraska Facilities Corp., 3.04%, 10/01/2049 (Obligor: University Of Nebraska)		110,000	85,052
TOTAL MUNICIPAL BONDS (Cost $2,186,020)			2,232,862

CONVERTIBLE PREFERRED STOCKS - 0.4%		Shares	Value
Technology - 0.1%
Hewlett Packard Enterprise Co. 7.63%, 09/01/2027		2,750	166,402

Utilities - 0.3%
NextEra Energy, Inc. 7.30%, 06/01/2027 (b)		10,650	590,543
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $704,290)			756,945

MORTGAGE-BACKED SECURITIES - 0.3%		Par	Value
Ginnie Mae II Pool
Pool MA8099, 3.50%, 06/20/2052		264,447	248,658
Pool MA8200, 4.00%, 08/20/2052		83,452	80,811
Pool MA8346, 4.00%, 10/20/2052		98,436	95,259
Pool MA8426, 4.00%, 11/20/2052		98,965	95,832
TOTAL MORTGAGE-BACKED SECURITIES (Cost $523,739)			520,560

PURCHASED OPTIONS - 0.1%	Notional Amount	Contracts	Value
Call Options - 0.0%(j)			$–
10-Year Forward Interest Rate Swap, Counterparty: JPMorgan Chase Bank, Pay 0; Expiration: 08/14/2034; Exercise Rate: 2.38%	$ 641,560	641,560	$17,284
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Pay Floating; Expiration: 06/14/2027; Exercise Rate: 0.00%	775,000	775,000	29,422
USD/EUR, Counterparty: Morgan Stanley, Expiration: 10/10/2024; Exercise Price: $1.09	$ 951,130	951,130	$227
USD/INR, Counterparty: Citibank Global Markets, Inc., Expiration: 12/10/2024; Exercise Price: $85.00	540,000	540,000	845
USD/JPY, Counterparty: Goldman Sachs, Expiration: 11/26/2025; Exercise Price: $165.00	99,000	99,000	276

Put Options - 0.1%			$–
2-Year Interest Rate Swap, Counterparty: Goldman Sachs, Receive 6 Mo. EURIBOR; Expiration: 12/20/2024; Exercise Rate: 3.10%	3,355,000	3,355,000	26
5-Year Forward Interest Rate Swap, Counterparty: JPMorgan Chase Bank, Receive 0; Expiration: 09/18/2029; Exercise Rate: 3.60%	1,356,000	1,356,000	39,864
CHF/MXN, Counterparty: Goldman Sachs, Expiration: 10/10/2024; Exercise Price: $21.50	851,314	720,510	39
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Receive Float; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500	2,436,500	82,684
TOTAL PURCHASED OPTIONS (Cost $33,509)			170,667

PREFERRED STOCKS - 0.1%		Shares	Value
Financial - 0.1%
Bank of Hawaii Corp. 8.00%, Perpetual (Callable 08/01/2029)		5,875	156,862
TOTAL PREFERRED STOCKS (Cost $146,875)			156,862

SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bills - 0.5%		Par
5.32%, 10/01/2024 (l)		1,000,000	999,867
TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,000)			999,867

TOTAL INVESTMENTS - 96.3% (Cost $200,931,900)			195,395,350
Money Market Deposit Account - 3.9% (m)(n)			7,900,643
Liabilities in Excess of Other Assets - (0.3)%			(570,728)
TOTAL NET ASSETS - 100.0%			$202,725,265
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

AS - Aksjeselskap
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PIK - Payment in Kind
PLC - Public Limited Company
S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable
SA - Sociedad Anónima
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SOFR - Secured Overnight Financing Rate
SpA - Societa per Azioni
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
SGD - Singapore Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $74,243,578 or 36.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $595,601 which represented 0.3% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,885 or 0.0% of net assets as of September 30, 2024.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(g)	Interest only security.
(h)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Represents less than 0.05% of net assets.
(k)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $150,663 or 0.0% of net assets.
(l)	The rate shown is the effective yield as of September 30, 2024.
(m)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.74%.

(n)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $607,025 which represented 0.3% of net assets.

Wilshire Income Opportunities Fund
Schedule of Written Options
September 30, 2024 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
1-Year Forward Interest Rate Swap, Counterparty: Bank of America, Receive SOFR; Expiration: 09/19/2028; Exercise Rate: 3.14%	$(3,390,000)	(3,390,000)	$(24,327)
5-Year Interest Rate Swap, Counterparty: UBS AG, Receive SOFR; Expiration: 10/03/2024; Exercise Rate: 3.19%	(1,356,000)	(1,356,000)	(5,429)
Total Call Options			(29,756)

Put Options - (0.1)%
10-Year Forward Interest Rate Swap, Counterparty: JPMorgan Chase Bank, Pay SOFR; Expiration: 08/14/2034; Exercise Rate: 5.54%	(641,560)	(641,560)	(19,395)
1-Year Forward Interest Rate Swap, Counterparty: Bank of America, Pay SOFR; Expiration: 09/19/2028; Exercise Rate: 3.14%	(3,390,000)	(3,390,000)	(22,201)
2-Year Interest Rate Swap Counterparty: Goldman Sachs;
Pay 6 mo. EURIBOR; Expiration: 12/20/2024; Exercise Rate: 3.28%	(3,355,000)	(3,355,000)	(11)
Pay 6 mo. EURIBOR; Expiration: 12/20/2024; Exercise Rate: 3.45%	(3,355,000)	(3,355,000)	(4)
5-Year Forward Interest Rate Swap, Counterparty: UBS AG, Pay EURIBOR; Expiration: 09/18/2029; Exercise Rate: 2.65%	(1,356,000)	(1,356,000)	(50,451)
5-Year Interest Rate Swap, Counterparty: UBS AG, Pay SOFR; Expiration: 10/03/2024; Exercise Rate: 3.19%	(1,356,000)	(1,356,000)	(629)
CHF/MXN, Counterparty: Goldman Sachs; Expiration: 10/10/2024; Exercise Price: $20.50	(851,314)	(720,510)	(2)
Total Put Options			(92,693)
TOTAL WRITTEN OPTIONS (Premiums received $22,035)			$(122,449)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Euro-Bund	4	12/06/2024	$600,746	$5,317
U.S. Treasury 2 Year Notes	300	12/31/2024	62,472,657	61,487
U.S. Treasury 5 Year Note	335	12/31/2024	36,810,742	(56,711)
U.S. Treasury Long Bonds	24	12/19/2024	2,980,500	(18,149)
U.S. Treasury Ultra Bonds	3	12/19/2024	399,281	(8,048)
				$(16,104)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(94)	12/19/2024	$11,119,907	$61,105
Euro-BTP Future Dec24	(6)	12/06/2024	811,287	(14,907)
U.S. Treasury 10 Year Notes	(77)	12/19/2024	8,799,656	13,208
U.S. Treasury Long Bonds	(24)	12/19/2024	2,980,500	13,548
U.S. Treasury Ultra Bonds	(4)	12/19/2024	532,375	3,934
				$76,888
Net Unrealized Appreciation (Depreciation)				$60,784

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	10/25/2024	USD	159,852	BRL	896,893	$(4,279)
Bank of America	04/03/2025	USD	45,940	TRY	2,127,000	(5,580)
Barclays Capital, Inc.	10/25/2024	EUR	598,000	JPY	95,555,018	(977)
Barclays Capital, Inc.	01/15/2025	EUR	186,390	USD	206,513	1,874
Barclays Capital, Inc.	10/25/2024	JPY	128,496,690	USD	900,000	(2,526)
Barclays Capital, Inc.	01/15/2025	NZD	365,436	USD	225,058	7,127
Barclays Capital, Inc.	10/25/2024	USD	108,698	BRL	598,048	(745)
Barclays Capital, Inc.	01/15/2025	USD	777,696	GBP	595,521	(18,140)
Barclays Capital, Inc.	10/25/2024	USD	600,000	JPY	85,210,200	4,857
BNP Paribas Securities Corp.	10/25/2024	BRL	3,014,876	USD	545,275	6,447
BNP Paribas Securities Corp.	10/25/2024	CNY	2,594,484	USD	367,793	2,921
BNP Paribas Securities Corp.	10/25/2024	MXN	2,158,568	USD	109,717	(538)
BNP Paribas Securities Corp.	10/25/2024	USD	339,995	BRL	1,928,513	(12,923)
BNP Paribas Securities Corp.	10/25/2024	USD	154,604	CLP	146,382,143	(8,135)
BNP Paribas Securities Corp.	10/25/2024	USD	365,464	CNY	2,588,916	(4,454)
BNP Paribas Securities Corp.	10/25/2024	USD	155,159	MXN	3,008,682	2,981
Canadian Imperial Bank Of Commerce	10/25/2024	JPY	47,822,577	EUR	299,000	803
Canadian Imperial Bank Of Commerce	01/15/2025	USD	1,008,591	CAD	1,365,328	(3,754)
Canadian Imperial Bank Of Commerce	01/15/2025	USD	415,818	EUR	370,198	1,931
Canadian Imperial Bank Of Commerce	10/25/2024	USD	300,000	JPY	42,641,517	2,174
Citibank Global Markets, Inc.	10/25/2024	JPY	47,976,586	EUR	299,000	1,879
Citibank Global Markets, Inc.	10/25/2024	JPY	674,073	USD	4,735	(27)
Citibank Global Markets, Inc.	10/25/2024	USD	135,780	BRL	764,152	(4,060)
Citibank Global Markets, Inc.	01/15/2025	USD	234,303	BRL	1,294,055	(10)
Citibank Global Markets, Inc.	10/25/2024	USD	600,000	JPY	85,273,500	4,415
Citibank Global Markets, Inc.	10/25/2024	USD	729,324	MXN	13,800,614	31,296
Citibank Global Markets, Inc.	01/15/2025	USD	351,396	MXN	6,991,051	2,242
Goldman Sachs	10/25/2024	BRL	1,043,568	USD	183,714	7,259
Goldman Sachs	10/25/2024	MXN	4,496,988	USD	234,734	(7,279)
Goldman Sachs	01/15/2025	MXN	3,722,958	USD	189,839	(3,903)
Goldman Sachs	04/03/2025	TRY	2,127,000	USD	45,890	5,629
Goldman Sachs	10/25/2024	USD	310,159	CLP	290,116,285	(12,375)
Goldman Sachs	01/15/2025	USD	299,002	JPY	42,280,640	519
HSBC Bank	01/15/2025	EUR	260,947	USD	290,282	1,460
HSBC Bank	01/15/2025	NZD	365,436	USD	227,372	4,813
HSBC Bank	01/15/2025	USD	414,019	EUR	370,198	132
HSBC Bank	01/15/2025	USD	3,138,849	NZD	5,105,272	(104,853)
J.P. Morgan Securities, Inc.	10/25/2024	USD	598,750	JPY	85,352,680	2,612
J.P. Morgan Securities, Inc.	01/15/2025	USD	207,341	MXN	4,189,409	(1,891)
Morgan Stanley	10/25/2024	CLP	293,908,827	USD	310,529	16,221
Morgan Stanley	10/25/2024	JPY	170,126,634	USD	1,200,000	(11,766)
Morgan Stanley	10/25/2024	MXN	12,320,067	USD	630,584	(7,442)
Morgan Stanley	10/25/2024	USD	384,295	BRL	2,116,234	(2,976)
Morgan Stanley	01/15/2025	USD	827,102	EUR	740,396	(672)
Morgan Stanley	01/15/2025	USD	232,407	NZD	365,748	24
Morgan Stanley	10/25/2024	USD	1,425	ZAR	25,653	(56)
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	CAD	760,589	USD	565,540	(1,588)
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	EUR	186,390	USD	206,484	1,904
Royal Bank of Canada Investment Management (USA) Ltd.	10/25/2024	NOK	3,542,445	EUR	300,000	1,456
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	NZD	401,980	USD	249,017	6,387
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	USD	817,202	EUR	728,681	2,525
Standard Chartered Securities N.A.	10/25/2024	BRL	1,588,836	USD	279,688	11,069
Standard Chartered Securities N.A.	10/25/2024	USD	1,235,319	EUR	1,119,221	(11,954)
State Street Bank & Trust Co.	01/15/2025	CAD	272,918	USD	202,056	303
State Street Bank & Trust Co.	10/25/2024	CLP	142,320,704	USD	151,308	6,916
State Street Bank & Trust Co.	10/25/2024	EUR	1,113,934	USD	1,240,389	993
State Street Bank & Trust Co.	01/15/2025	EUR	186,390	USD	206,478	1,910
State Street Bank & Trust Co.	01/15/2025	GBP	37,000	USD	48,569	877
State Street Bank & Trust Co.	10/25/2024	JPY	85,461,936	USD	598,750	(1,849)
State Street Bank & Trust Co.	01/15/2025	JPY	42,471,047	USD	298,750	1,077
State Street Bank & Trust Co.	10/25/2024	MXN	3,906,463	USD	200,000	(2,413)
State Street Bank & Trust Co.	01/15/2025	MXN	3,730,392	USD	190,440	(4,133)
State Street Bank & Trust Co.	01/15/2025	NZD	219,262	USD	136,125	3,186
State Street Bank & Trust Co.	10/25/2024	USD	300,000	JPY	42,672,570	1,957
State Street Bank & Trust Co.	10/25/2024	USD	339,794	MXN	6,555,269	8,232
State Street Bank & Trust Co.	01/15/2025	USD	149,161	MXN	3,050,106	(3,170)
TD Securities	01/15/2025	EUR	9,700	USD	10,801	44
TD Securities	01/15/2025	NZD	51,387	USD	32,072	577
UBS AG	01/15/2025	EUR	484,615	USD	540,361	1,446
UBS AG	01/15/2025	USD	1,536,146	EUR	1,386,627	(14,124)
UBS AG	10/25/2024	USD	300,000	JPY	42,720,930	1,619
UBS AG	01/15/2025	USD	784,132	NZD	1,243,543	(5,967)
Net Unrealized Appreciation (Depreciation)						$(102,465)

BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
TRY - Turkish Lira
USD - United States Dollar

Wilshire Income Opportunities Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
September 30, 2024 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Receive	SOFR	4.53%	Monthly	06/18/2026		$6,533,200	$0	$(92,329)	$(92,328)
Receive	SOFR	4.24%	Monthly	07/22/2026		6,559,000	0	(70,696)	(70,696)
Receive	SOFR	3.21%	Monthly	09/10/2029		701,000	0	2,799	2,799
Receive	SOFR	3.26%	Monthly	10/07/2029		339,000	0	0	0
Receive	SOFR	3.24%	Monthly	10/07/2029		203,000	0	0	0
Receive	SOFR	3.18%	Monthly	10/07/2029		271,000	0	971	971
Receive	TIIE	8.70%	Day	09/20/2034	MXN	3,831,000	0	0	0
Pay	SOFR	3.21%	Annually	09/10/2029		$701,000	$0	$(2,735)	$(2,735)
Total Interest Rate Swaps							$0	$(161,990)	$(161,989)

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.

SOFR - Secured Overnight Borrowing Rate
TIIE - Mexico 28 Day Interbank Rate

BRL - Brazilian Real
MXN - Mexican Peso

Wilshire Income Opportunities Fund
Schedule of Over the Counter Volatility Swap Contracts
September 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
6-Month EUR/USD	6.55% Fixed	Deutsche Bank	02/03/2025	0	$3,280	$41
6-Month USD/CAD	5.20% Fixed	UBS AG	10/03/2024	Quarterly	3,000	73
6-Month USD/CAD	5.56% Fixed	BNP Paribas Securities Corp.	10/10/2024	Quarterly	2,000	118
6-Month USD/CAD	5.56% Fixed	Standard Chartered Securities North America LLC	10/10/2024	Quarterly	2,000	118
Net Unrealized Appreciation (Depreciation)						$350

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.

Wilshire Income Opportunities Fund
Schedule of Over the Counter Cross-Currency Swap Contracts
September 30, 2024 (Unaudited)
Counterparty	Receive	Pay	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Value	Unrealized Appreciation / (Depreciation)
BNP Paribas Securities Corp.	SOFR compounded based on notional amount of USD 632,880	TIIE + (0.67)% based on notional amount of MXN 12,546,846	28 days	12/15/2027	$0	$701	$701
Net Unrealized Appreciation (Depreciation)							$701

MXN - Mexican Peso
SOFR - Secured Overnight Borrowing Rate
TIIE - Mexico 28 Day Interbank Rate

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Wilshire Income Opportunities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$157,132	$64,712,352	$6,885	$64,876,369
Collateralized Mortgage Obligations	–	48,169,439	–	48,169,439
U.S. Treasury Securities	–	22,395,897	–	22,395,897
Asset-Backed Securities	130,488	13,199,845	–	13,330,333
Foreign Government Debt Obligations	–	12,822,494	–	12,822,494
Collateralized Loan Obligations	–	10,024,513	–	10,024,513
Bank Loans	–	8,841,267	–	8,841,267
Open End Funds	5,054,045	–	–	5,054,045
Convertible Bonds	–	2,532,758	–	2,532,758
Foreign Government Agency Issues	–	2,510,472	–	2,510,472
Municipal Bonds	–	2,232,862	–	2,232,862
Convertible Preferred Stocks	756,945	–	–	756,945
Mortgage-Backed Securities	–	520,560	–	520,560
Purchased Options	–	170,667	–	170,667
Preferred Stocks	156,862	–	–	156,862
U.S. Treasury Bills	–	999,867	–	999,867
Total Investments	$6,255,472	$189,132,993	$6,885	$195,395,350

Other Financial Instruments*:
Forwards	–	162,096	–	162,096
Futures Contracts	159,700	–	–	159,700
Interest Rate Swaps	–	3,770	–	3,770
Cross-Currency Swaps	–	701	–	701
Volatility Swaps	–	350	–	350
Total Other Financial Instruments	$159,700	$166,917	$–	$326,617

Liabilities:
Investments:
Written Options	$–	$(122,449)	$–	$(122,449)
Total Investments	$–	$(122,449)	$–	$(122,449)

Other Financial Instruments*:
Forwards	–	(264,561)	–	(264,561)
Interest Rate Swaps	–	(165,760)	–	(165,760)
Futures Contracts	(98,916)	–	–	(98,916)
Total Other Financial Instruments	$(98,916)	$(430,321)	$–	$(529,237)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.